united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares						Value
	UNAFFILIATED TRADING COMPANIES - 4.5%
56,189	ISAM Systematic Program Class ISAM (a,b) *					$ 7,586,096
108,764	Winton Diversified Trading Program Class WNTN (a,b) *					21,290,676
	TOTAL UNAFFILIATED TRADING COMPANIES (Cost - $32,010,774)					28,876,772
Principal Amount ($)					Maturity
	STRUCTURED NOTE - 4.6%
$ 124,500	Barclays Bank PLC Linked Note (a,b) * (Cost $17,931,730)				1/28/2017	29,411,503
				Yield
	BONDS & NOTES - 68.9%
	ADVERTISING - 0.0% ^
155,000	Omnicom Group, Inc.			3.6000	4/15/2026	163,817

	AEROSPACE / DEFENSE - 0.1%
88,000	Boeing Co.			6.8750	3/15/2039	132,840
145,000	Lockheed Martin Corp.			4.7000	5/15/2046	172,278
30,000	TransDigm, Inc.			6.0000	7/15/2022	31,650
365,000	United Technologies Corp. (f)			1.7780	5/4/2018	366,989
65,000	United Technologies Corp.			6.1250	2/1/2019	72,087
						775,844
	AGRICULTURE - 0.1%
386,000	Philip Morris International, Inc.			5.6500	5/16/2018	412,799
250,000	Reynolds American, Inc.			3.2500	6/12/2020	263,017
145,000	Reynolds American, Inc.			4.0000	6/12/2022	157,522
						833,338
	APPAREL - 0.0% ^
20,000	Levi Strauss & Co.			5.0000	5/1/2025	20,850

	AUTO MANUFACTURERS - 0.4%
95,000	American Honda Finance Corp.			1.2000	7/12/2019	94,443
340,000	American Honda Finance Corp.			1.7000	2/22/2019	342,892
395,000	Daimler Finance North America LLC (c)			2.2500	3/2/2020	400,921
115,000	Ford Motor Co.			7.4500	7/16/2031	152,110
115,000	General Motors Financial Co., Inc.			2.4000	5/9/2019	115,648
75,000	General Motors Financial Co., Inc.			3.2000	7/13/2020	76,796
50,000	General Motors Financial Co., Inc.			3.2000	7/6/2021	50,614
700,000	Kia Motors Corp. (c)			2.6250	4/21/2021	722,959
35,000	Toyota Motor Credit Corp.			1.5500	7/13/2018	35,189
205,000	Toyota Motor Credit Corp.			1.7000	2/19/2019	206,599
						2,198,171
	AUTO PARTS & EQUIPMENT - 0.1%
15,000	Allison Transmission, Inc. (c)			5.0000	10/1/2024	15,375
25,000	American Axle & Manufacturing, Inc.			6.6250	10/15/2022	26,438
15,000	Dana Holding Corp.			5.5000	12/15/2024	15,300
42,000	Delphi Automotive PLC			4.2500	1/15/2026	45,754
106,000	Delphi Corp.			4.1500	3/15/2024	113,788
30,000	Goodyear Tire & Rubber Co.			5.1250	11/15/2023	31,275
						247,930
	AUTOMOBILE ABS - 0.3%
1,000,000	OneMain Direct Auto Receivables Trust 2016-1 (c)			2.7600	5/15/2021	1,004,932
700,000	Westlake Automobile Receivables Trust 2016-2 (c)			2.3000	11/15/2019	702,415
						1,707,347
	BANKS - 3.7%
200,000	Agromercantil Senior Trust (c)			6.2500	4/10/2019	208,000
500,000	Agromercantil Senior Trust			6.2500	4/10/2019	520,000
125,000	Australia & New Zealand Banking Group Ltd. (c)			4.8750	1/12/2021	139,784
200,000	Banco Continental SAECA			8.8750	10/15/2017	200,250
300,000	Banco Davivienda SA			2.9500	1/29/2018	301,950
800,000	Banco de Costa Rica			5.2500	8/12/2018	820,000
600,000	Banco GNB Sudameris SA			3.8750	5/2/2018	599,040
800,000	Banco Mercantil del Norte SA (d)			6.8620	10/13/2021	796,000
600,000	Banco Nacional de Costa Rica			4.8750	11/1/2018	616,800
400,000	Banco Nacional de Costa Rica (c)			5.8750	4/25/2021	417,000
200,000	Banco Nacional de Costa Rica			5.8750	4/25/2021	208,500
150,000	Banco Regional SAECA			8.1250	1/24/2019	161,250
1,000,000	Banco Santander Mexico SA (d)			5.9500	1/30/2024	1,048,450
550,000	Bancolombia SA			6.1250	7/26/2020	592,625
640,000	Bank of America Corp.			2.0000	1/11/2018	642,947
110,000	Bank of America Corp.			2.6250	4/19/2021	111,750
430,000	Bank of Montreal			1.5000	7/18/2019	429,090
160,000	Bank of Montreal			1.9000	8/27/2021	159,164
85,000	BB&T Corp.			2.0500	5/10/2021	85,888
385,000	BB&T Corp.			2.2500	2/1/2019	392,333
125,000	BB&T Corp.			2.4500	1/15/2020	127,917
1,000,000	BBVA Bancomer SA (d)			6.0080	5/17/2022	1,002,270
150,000	BBVA Bancomer SA (d)			6.5000	3/10/2021	163,688
550,000	Citigroup, Inc.			2.0500	12/7/2018	554,165
70,000	Citigroup, Inc.			2.6500	10/26/2020	71,504
150,000	Citigroup, Inc.			2.7000	3/30/2021	153,255
800,000	Corp Financiera de Desarrollo SA			3.2500	7/15/2019	828,000
250,000	CorpGroup Banking SA			6.7500	3/15/2023	241,250
700,000	DBS Bank Ltd. (d)			3.6250	9/21/2022	711,620
800,000	Export-Import Bank of India			3.1250	7/20/2021	824,757
500,000	Global Bank Corp.			4.7500	10/5/2017	513,275
200,000	Global Bank Corp. (c)			5.1250	10/30/2019	210,000
400,000	Global Bank Corp.			5.1250	10/30/2019	420,000
175,000	Goldman Sachs Group, Inc.			2.3500	11/15/2021	174,594
345,000	Goldman Sachs Group, Inc.			2.9000	7/19/2018	353,174
500,000	Grupo Aval Ltd.			4.7500	9/26/2022	494,750
300,000	Grupo Elektra SAB DE CV			7.2500	8/6/2018	299,280
300,000	Itau CorpBanca			3.8750	9/22/2019	313,125
330,000	JPMorgan Chase & Co.			2.2500	1/23/2020	334,336
145,000	JPMorgan Chase & Co.			2.4000	6/7/2021	146,637
145,000	JPMorgan Chase & Co.			4.2500	10/1/2027	155,576
600,000	Malayan Banking Bhd (d)			3.2500	9/20/2022	606,037
565,000	Morgan Stanley			2.4500	2/1/2019	575,181
45,000	Morgan Stanley			2.5000	4/21/2021	45,563
70,000	Morgan Stanley			2.6500	1/27/2020	71,530
50,000	Morgan Stanley			3.1250	7/27/2026	50,299
70,000	Morgan Stanley			3.8750	1/27/2026	74,318
543,000	MUFG Americas Holdings Corp.			1.6250	2/9/2018	543,822
10,000	MUFG Americas Holdings Corp.			2.2500	2/10/2020	10,115
900,000	Oversea-Chinese Banking, Corp, Ltd. (d)			4.0000	10/15/2024	939,897
145,000	PNC Funding Corp.			3.3000	3/8/2022	153,961
110,000	PNC Funding Corp.			4.3750	8/11/2020	120,289
525,000	Royal Bank of Canada			2.0000	12/10/2018	531,451
60,000	Royal Bank of Canada			2.5000	1/19/2021	61,925
50,000	State Street Corp.			2.6500	5/19/2026	50,569
110,000	State Street Corp.			3.5500	8/18/2025	119,264
70,000	Sumitomo Mitsui Financial Group, Inc.			2.0580	7/14/2021	69,429
145,000	Sumitomo Mitsui Financial Group, Inc.			2.9340	3/9/2021	149,026
455,000	Toronto-Dominion Bank			1.7500	7/23/2018	457,796
235,000	Toronto-Dominion Bank			1.8000	7/13/2021	234,120
200,000	United Overseas Bank Ltd. (d)			3.5000	9/16/2026	205,957
800,000	United Overseas Bank Ltd. (d)			3.7500	9/19/2024	829,264
485,000	Wells Fargo & Co.			1.5000	1/16/2018	485,617
165,000	Wells Fargo & Co.			3.0000	4/22/2026	166,552
150,000	Wells Fargo & Co.			3.5500	9/29/2025	158,426
195,000	Westpac Banking Corp.			1.6000	8/19/2019	195,009
240,000	Westpac Banking Corp.			1.9500	11/23/2018	241,963
15,000	Westpac Banking Corp.			2.0000	8/19/2021	14,976
145,000	Westpac Banking Corp.			2.6000	11/23/2020	149,029
						23,855,379
	BEVERAGES - 0.2%
150,000	Ajecorp BV			6.5000	5/14/2022	81,000
335,000	Anheuser-Bush InBev Finance, Inc.			1.9000	2/1/2019	338,234
90,000	Anheuser-Bush InBev Finance, Inc.			4.9000	2/1/2046	107,080
300,000	Central American Bottling Corp.			6.7500	2/9/2022	313,500
110,000	Coca-Cola Co.			1.5500	9/1/2021	109,720
40,000	Coca-Cola Co.			1.8750	10/27/2020	40,672
185,000	Molson Coors Brewing Co.			1.4500	7/15/2019	184,464
310,000	PepsiCo., Inc.			2.1500	10/14/2020	318,137
						1,492,807
	BIOTECHNOLOGY - 0.1%
360,000	Celgene Corp.			2.1250	8/15/2018	397,199
75,000	Celgene Corp.			3.8750	8/15/2025	80,191
						477,390
	BUILDING MATERIALS - 0.1%
8,000	Builders FirstSource, Inc. (c)			5.6250	9/1/2024	8,200
200,000	Cemex SAB de CV (d)			5.6300	10/15/2018	208,000
600,000	Grupo Cementos de Chihuahua SAB de CV			8.1250	2/8/2020	636,000
						852,200
	CHEMICALS - 0.1%
25,000	Ashland, LLC			4.7500	8/15/2022	26,000
200,000	Grupo Idesa SA de CV			7.8750	12/18/2020	200,000
600,000	Grupo Idesa SA de CV			7.8750	12/18/2020	600,000
15,000	PQ Corp. (c)			6.7500	11/15/2022	15,900
						841,900
	COLLATERALIZED MORTGAGE OBLIGATIONS - 29.9%
	U.S. GOVERNMENT AGENCY - 6.0%
5,283,213	Fannie Mae REMICS 2005-2 S			2.5000	2/15/2045	5,004,686
424,088	Fannie Mae REMICS 2005-104 NI (d)			6.0747	2/25/2035	99,780
791,488	Fannie Mae REMICS 2006-99 AS (d)			6.1747	1/25/2037	161,643
777,202	Fannie Mae REMICS 2006-119 PS (d)			6.0547	10/25/2036	159,624
168,750	Fannie Mae REMICS 2006-126 CS			5.0000	12/15/2034	188,428
333,550	Fannie Mae REMICS 2009-41 ZA (d)			5.7957	12/15/2036	63,643
285,541	Fannie Mae REMICS 2009-98 DZ			4.0000	3/25/2041	305,983
425,985	Fannie Mae REMICS 2010-57 DP			5.0000	8/15/2033	472,188
280,228	Fannie Mae REMICS 2010-76 ZK (d)			6.1247	12/25/2025	39,558
504,434	Fannie Mae REMICS 2010-115 SE			4.5000	12/25/2039	538,404
405,685	Fannie Mae REMICS 2010-134 CS (d)			6.0747	12/25/2040	95,718
280,228	Fannie Mae REMICS 2010-134 SE (d)			6.1547	12/25/2025	37,549
439,276	Fannie Mae REMICS 2010-142 SC (d)			5.4747	10/25/2040	96,229
1,287,871	Fannie Mae REMICS 2011-18 UZ (d)			5.4757	1/15/2038	240,084
502,083	Fannie Mae REMICS 2011-93 ES			5.0000	6/25/2040	555,507
968,956	Fannie Mae REMICS 2011-111 EZ (d)			5.9747	9/25/2041	190,645
506,980	Fannie Mae REMICS 2012-3 DS			5.0000	11/25/2041	576,496
1,852,479	Fannie Mae REMICS 2012-103 ZP (d)			5.7182	10/20/2044	280,888
2,531,109	Fannie Mae REMICS 2013-74 YS			3.0000	9/25/2042	2,539,289
1,593,859	Fannie Mae REMICS 2013-122 DS (d)			5.4247	2/25/2042	255,537
689,011	Fannie Mae REMICS 2014-73 PS (d)			4.7697	7/25/2043	683,305
2,885,620	Fannie Mae REMICS 2015-95 AP (d)			5.0704	5/16/2044	416,055
1,526,119	Fannie Mae REMICS 2016-73 DZ (d)			5.6747	11/25/2044	236,059
2,337,057	Freddie Mac REMICS 2663 ZP (d)			5.0757	6/15/2044	338,275
3,507,340	Freddie Mac REMICS 2909 Z (d)			6.1747	3/25/2035	337,694
459,266	Freddie Mac REMICS 3257 SI (d)			6.1747	12/25/2036	69,679
537,044	Freddie Mac REMICS 3404 SA			4.5000	6/25/2039	573,717
2,000,000	Freddie Mac REMICS 3753 SB			3.0000	10/25/2046	2,015,000
2,614,341	Freddie Mac REMICS 3770 SP			3.0000	8/25/2042	2,695,743
1,361,869	Freddie Mac REMICS 3792 SE (d)			5.2121	7/25/2043	1,325,718
347,743	Freddie Mac REMICS 3818 JA (d)			5.9757	11/15/2040	39,862
1,171,361	Freddie Mac REMICS 3926 FS (d)			5.4757	11/15/2040	218,814
694,225	Freddie Mac REMICS 3957 DZ (d)			6.0557	9/15/2041	190,699
588,575	Freddie Mac REMICS 3957 HZ			3.5000	11/15/2041	613,581
383,145	Freddie Mac REMICS 3984 DS			4.0000	11/15/2041	425,527
1,444,478	Freddie Mac REMICS 3998 AZ (d)			5.4257	1/15/2042	248,362
1,200,796	Freddie Mac REMICS 4077 TS			4.0000	2/15/2042	1,342,446
5,642,897	Freddie Mac REMICS 4089 SH (d)			5.4757	5/15/2041	886,536
1,363,466	Freddie Mac REMICS 4229 MS (d)			8.8114	1/15/2041	1,437,540
3,264,124	Freddie Mac REMICS 4255 GS (d)			5.4757	8/15/2042	531,659
4,056,085	Freddie Mac REMICS 4291 MS (d)			5.6257	9/15/2043	682,068
995,031	Freddie Mac REMICS 4314 MS (d)			5.3757	1/15/2054	167,606
3,539,640	Freddie Mac REMICS 4391 MA (d)			5.5757	7/15/2043	445,116
125,141	Freddie Mac REMICS 4407 PS			4.5000	1/15/2040	128,433
1,529,626	Freddie Mac REMICS 4440 ZD			3.0000	7/15/2040	1,589,099
322,608	Government National Mortgage Association (d)			4.7619	8/20/2043	331,452
3,241,322	Government National Mortgage Association 2010-35 DS (d)			5.0182	1/20/2044	478,887
2,998,099	Government National Mortgage Association 2010-121 SE (d)			5.1482	3/20/2040	435,748
4,624,252	Government National Mortgage Association 2011-69 SC (d)			5.4682	9/20/2040	714,744
2,617,675	Government National Mortgage Association 2013-102 BS (d)			5.7204	2/16/2043	352,056
571,608	Government National Mortgage Association 2013-119 TZ (d)			5.1504	10/16/2043	98,060
778,095	Government National Mortgage Association 2013-120 GS (d)			6.7825	7/15/2043	793,457
1,666,367	Government National Mortgage Association 2013-148 DS (d)			5.0204	12/16/2043	309,883
24,154	Government National Mortgage Association 2013-186 SG			4.0000	8/25/2039	24,283
2,961,309	Government National Mortgage Association 2013-188 MS (d)			4.8482	5/20/2041	393,779
603,952	Government National Mortgage Association 2014-5 SA			4.5000	7/25/2040	662,069
3,216,603	Government National Mortgage Association 2014-58 SG (d)			5.0682	1/20/2040	443,519
2,193,573	Government National Mortgage Association 2014-76 SA			3.0000	8/20/2043	2,180,918
3,531,676	Government National Mortgage Association 2014-95 CS (d)			5.0704	4/16/2044	623,041
1,262,067	Government National Mortgage Association 2014-145 CS (d)			5.7204	6/16/2044	253,418
2,795,147	Government National Mortgage Association 2014-156 PS (d)			5.6182	3/20/2043	397,940
						38,033,726
	WHOLE LOAN COLLATERAL - 15.6%
505,000	Adjustable Rate Mortgage Trust 2005-2 6M2 (d)			1.5053	6/25/2035	460,935
72,531	Alternative Loan Trust 2004-28CB 1A1			5.5000	1/25/2035	72,420
1,290,985	Alternative Loan Trust 2006-14CB A8			6.0000	6/25/2036	1,061,606
3,288,918	Alternative Loan Trust 2006-41CB 1A4			5.7500	1/25/2037	2,688,291
2,205,996	Alternative Loan Trust 2006-41CB 1A9			6.0000	1/25/2037	1,844,067
2,261,953	Alternative Loan Trust 2006-41CB 2A15			5.7500	1/25/2037	1,820,808
3,175,720	Alternative Loan Trust 2007-22 2A16			6.5000	9/25/2037	2,302,805
3,231,589	Alternative Loan Trust 2007-J1 2A8			6.0000	3/25/2037	2,197,707
861,990	Alternative Loan Trust 2007-J2 2A1			6.0000	7/25/2037	828,836
4,500,000	Bank of America Funding 2005-B 3M1 Trust (d)			0.9818	4/20/2035	3,499,818
312,289	Bank of America Funding 2006-3A1 Trust			5.7500	3/25/2036	292,043
1,732,584	Bank of America Funding 2007-1 Trust TA3B (f)			5.9426	1/25/2037	1,478,645
716,713	Bank of America Mortgage 2007-1 Trust 2A17			6.0000	1/25/2037	626,969
2,463,225	BCAP LLC 2010-RR6 Trust 1716 (c,d)			6.0000	7/26/2036	1,952,419
4,301,307	BCAP LLC 2012-RR1 Trust 3A4 (c,d)			5.7186	10/26/2035	3,900,115
205,489	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A			5.0000	5/25/2034	204,151
740,040	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1 (d)			2.8515	2/20/2035	740,307
731,717	CHL Mortgage Pass-Through Trust 2007-5 A51 (d)			5.7500	5/25/2037	663,303
3,210,799	CHL Mortgage Pass-Through Trust 2007-8 1A24			6.0000	1/25/2038	2,699,759
724,530	CHL Mortgage Pass-Through Trust 2007-12 A9			5.7500	8/25/2037	638,542
2,859,020	CHL Mortgage Pass-Through Trust 2007-HYB1 2A1 (d)			2.8064	3/25/2037	2,435,068
2,000,000	CIM Trust 2016-1RR B2 (c,d)			12.3161	7/26/2055	1,772,166
2,000,000	CIM Trust 2016-2RR B2 (c,d)			13.1225	2/27/2056	1,792,177
2,000,000	CIM Trust 2016-3 CTF CL B2 (c)			12.1740	2/27/2056	1,797,154
78,205	Citicorp Mortgage Securities Trust Series 2007-2 3A1			5.5000	2/25/2037	77,814
1,892,254	Citigroup Mortgage Loan Trust 2011-12 1A2 (c,d)			2.9826	4/25/2036	1,466,803
322,678	CitiMortgage Alternative Loan Trust Series 2007-A1 2A1			5.5000	1/25/2022	322,576
235,133	Credit Suisse First Boston Mortgage Securities Corp. 1A3			5.2500	9/25/2035	210,340
1,348,315	Credit Suisse First Boston Mortgage Securities Corp. 5A12			5.5000	10/25/2035	1,169,146
1,823,812	CSMC 2015-RPL3 Trust A1 (c,f)			3.7500	12/25/2056	1,795,320
459,917	CSMC Mortgage-Backed Trust 2006-7 1A3			5.0000	8/25/2036	388,229
453,428	CSMC Mortgage-Backed Trust 2006-9 2A1			5.5000	11/25/2036	416,322
547,819	CSMC Mortgage-Backed Trust 2007-1 5A14			6.0000	2/25/2037	466,948
595,481	CSMC Series 2010-4R 3A17 (c,d)			6.0000	6/26/2037	579,714
1,000,000	CSMC Series 2011-5R 6A9 (c,d)			3.0570	11/27/2037	911,733
1,000,000	CSMC Series 2011-12R 3A5 (c,d)			2.6025	7/27/2036	824,049
491,428	CSMC Trust 2013-3R 1A1 (c,d)			1.6544	4/27/2035	459,466
303,098	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (d)			2.7447	5/25/2035	248,556
1,758,425	First Horizon Alternative Mortgage Securities Trust 2005-FA4 1A6			5.5000	6/25/2035	1,584,974
3,542,926	First Horizon Alternative Mortgage Securities Trust 2006-AA7 A1 (d)			2.6901	1/25/2037	2,973,497
129,013	GSR Mortgage Loan Trust 2004-2F 14A1			5.5000	9/25/2019	130,617
554,820	GSR Mortgage Loan Trust 2005-AR7 3A1 (d)			3.2327	11/25/2035	522,277
1,300,444	GSR Mortgage Loan Trust 2006-AR1 3A1 (d)			3.1331	1/25/2036	1,175,247
797,993	GSR Mortgage Loan Trust 2007-1F 2A2			5.5000	1/25/2037	753,071
516,928	HomeBanc Mortgage Trust 2005-3 A1 (d)			0.7653	7/25/2035	495,018
3,043,466	HSI Asset Loan Obligation Trust 2007-AR1 (d)			2.9305	1/25/2037	2,442,673
1,128,048	Impac Secured Assets Trust 2006-5 1A1C (d)			0.7953	2/25/2037	842,468
1,974,665	IndyMac IMSC Mortgage Loan Trust 2007-F2 1A4			6.0000	7/25/2037	1,761,875
70,850	JP Morgan Mortgage Trust 2007-S1 1A1			5.0000	3/25/2022	70,129
1,207,384	JP Morgan Mortgage Trust 2007-S2 1A11			6.0000	6/25/2037	998,582
3,387,761	JP Morgan Mortgage Trust 2007-S2 1A15			6.7500	6/25/2037	2,954,022
14,313	JP Morgan Resecuritization Trust Series 2011-2 2A3 (c,d)			3.2441	7/26/2036	14,315
1,495,424	Lehman Mortgage Trust 2005-1 2A4			5.5000	11/25/2035	1,371,511
612,607	Lehman Mortgage Trust 2006-1 1A3			5.5000	2/25/2036	504,008
555,577	Lehman Mortgage Trust 2006-2 2A3			5.7500	4/25/2036	559,544
550,402	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (d)			3.0285	4/25/2036	505,797
869,931	Merrill Lynch Mortgage Investors Trust Series 2006-AF2			6.2500	10/25/2036	713,103
2,625,998	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 1A (d)			2.9755	11/25/2035	2,574,496
20,813	Morgan Stanley Mortgage Loan Trust 2004-1 1A1			5.0000	11/25/2018	21,284
1,123,324	Morgan Stanley Mortgage Loan Trust 2005-9AR 2A (d)			3.1294	12/25/2035	951,875
243,624	Morgan Stanley Mortgage Loan Trust 2006-7 3A (d)			5.1754	6/25/2036	200,977
1,435,839	Morgan Stanley Mortgage Loan Trust 2007-12 3A4			6.2500	8/25/2037	1,270,451
896,013	Morgan Stanley Reremic Trust 2A (c,d)			0.7544	2/26/2037	845,896
1,620,601	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 11A1A (f)			5.9950	3/25/2047	1,184,954
88,537	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5 2AN (d)			5.6750	12/25/2035	89,186
357,743	PHH Alternative Mortgage Trust Series 2007-2 3A1			6.0000	5/25/2037	314,987
446,396	RALI Series 2006-QA1 1A21 Trust (d)			4.0663	1/25/2036	356,999
395,312	RALI Series 2006-QS10 Trust A9			6.5000	8/25/2036	336,918
711,536	RALI Series 2006-QS12 2A3 Trust			6.0000	9/25/2036	586,189
2,342,018	RALI Series 2007-QH5 AI1 Trust (d)			0.7353	6/25/2037	1,749,525
550,515	RALI Series 2007-QS6 A6 Trust			6.2500	4/25/2037	474,100
1,195,875	Residential Asset Securitization Trust 2004-A9			5.7500	12/25/2034	1,210,790
501,329	Residential Asset Securitization Trust 2006-A2 A3			6.0000	1/25/2046	392,930
342,293	Residential Asset Securitization Trust 2006-A6 2A11			6.0000	7/25/2036	292,941
571,349	Residential Asset Securitization Trust 2006-A11 1A4			6.2500	10/25/2036	507,072
722,019	Residential Asset Securitization Trust 2007-A1 A8			6.0000	3/25/2037	490,051
533,411	Residential Asset Securitization Trust 2007-A3 1A1 (d)			0.9753	4/25/2037	273,841
69,575	Residential Asset Securitization Trust 2007-A3 1A2 (d)			42.3562	4/25/2037	168,698
2,587,495	Residential Asset Securitization Trust 2007-A8 1A1			6.0000	8/25/2037	2,180,100
29,919	RFMSI Series 2003-S16 Trust A1			4.7500	9/25/2018	29,966
277,074	RFMSI Series 2006-S3 Trust A3			5.5000	3/25/2036	249,258
489,653	RFMSI Series 2006-S7 Trust A7			6.2500	8/25/2036	443,779
193,504	RFMSI Series 2006-S7 Trust 2A6			6.2500	8/25/2036	175,757
1,901,104	RFMSI Series 2006-S12 Trust A7			6.0000	12/25/2036	1,847,323
903,283	RFMSI Series 2007-S1 A5 Trust			6.0000	1/25/2037	818,435
301,526	RFMSI Series 2007-S2 A4 Trust			6.0000	2/25/2037	282,158
820,815	RFMSI Series 2007-S6 Trust 1A11			6.0000	6/25/2037	748,084
1,742,402	Sequoia Mortgage Trust 2013-1 2A1 (d)			1.8550	2/25/2043	1,704,434
60,704	Structured Asset Securities Corp Mortgage Pass-through Certificates 2004-11XS 2A2 (f)			5.4000	6/25/2034	71,997
1,043,899	WaMu Mortgage Pass-Through Certificates Series 2005-AR14 Trust 2A1 (d)			2.7121	12/25/2035	949,940
1,290,943	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 Trust 2A8			6.0000	11/25/2035	1,219,833
1,824,207	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust 1A2			6.0000	4/25/2037	1,531,583
1,330,053	Wedgewood Real Estate Trust 2016-1 A1 (c,d)			3.4500	7/15/2046	1,328,254
956,610	Wells Fargo Alternative Loan 2007-PA3 Trust 1A4			5.7500	7/25/2037	847,263
609,956	Wells Fargo Alternative Loan 2007-PA3 Trust 3A1			6.2500	7/25/2037	551,223
511,150	Wells Fargo Mortgage Backed Securities 2006-2 Trust 3A1			5.7500	3/25/2036	516,944
321,580	Wells Fargo Mortgage Backed Securities 2007-3 Trust 1A5			6.0000	4/25/2037	321,146
300,873	Wells Fargo Mortgage Backed Securities 2007-7 Trust A6			6.0000	6/25/2037	295,983
1,506,103	Wells Fargo Mortgage Backed Securities 2007-10 Trust 1A4			6.0000	7/25/2037	1,504,468
153,133	Wells Fargo Mortgage Backed Securities 2007-13 Trust A38			6.0000	9/25/2037	154,232
						99,546,175
	COMMERCIAL MBS - 8.3%
360,000	A10 Term Asset Financing 2016-1 LLC A1 (c)			2.4200	3/15/2035	360,967
700,000	BAMLL Re-REMIC Trust 2011-07C1 A3B (c)			5.3830	12/15/2016	699,416
224,521	Banc of America Commercial Mortgage Trust 2006-5 AM			5.4480	9/10/2047	224,391
650,000	Banc of America Commercial Mortgage Trust 2006-6 AM			5.3900	10/10/2045	650,068
466,000	Banc of America Re-REMIC Trust 2010-UBER3 A4B2 (c)			5.9502	5/15/2046	475,905
685,000	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR16 AM (d)			5.9096	6/11/2040	701,310
104,378	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 A4 (d)			5.6940	6/11/2050	107,244
194,000	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18 AM (d)			6.0840	6/11/2050	200,577
265,000	CD 2007-CD4 Commercial Mortgage Trust AMFX (d)			5.3660	12/11/2049	267,526
541,000	CD 2007-CD4 Commercial Mortgage Trust AM (c,d)			5.3010	12/11/2049	546,043
349,000	CD 2007-CD5 Mortgage Trust AJA (d)			6.3197	11/15/2044	349,971
500,000	CDGJ Commercial Mortgage Trust 2014-BXCH B (c,d)			2.3743	12/15/2027	498,356
699,000	CGCMT 2010-RR2 Trust JA4B (c,d)			6.0680	2/19/2051	719,699
595,468	CGGS Commercial Mortgage Trust 2016-RND AFL (c,d)			2.1743	2/15/2033	601,515
610,000	Citigroup Commercial Mortgage Trust 2007-C6 AMFX (c,d)			5.7114	12/10/2049	619,652
620,000	Citigroup Commercial Mortgage Trust 2008-C7 AM (d)			6.3332	12/10/2049	641,337
938,283	Citigroup Commercial Mortgage Trust 2012-GC8 XA (c,d)			2.1400	9/10/2045	64,613
8,974,296	Citigroup Commercial Mortgage Trust 2014-GC21 XA (d)			1.4444	5/10/2047	642,534
4,653,854	Citigroup Commercial Mortgage Trust 2014-GC25 XA (d)			1.0798	10/10/2047	312,298
120,600	Citigroup Commercial Mortgage Trust 2015-GC27 D (c,d)			4.4290	2/10/2048	97,710
1,046,427	Citigroup Commercial Mortgage Trust 2015-GC35 XA (d)			0.9045	11/10/2048	59,373
4,683,774	Citigroup Commercial Mortgage Trust 2016-P3 XA (d)			1.8780	4/15/2049	539,241
108,000	Citigroup Commercial Mortgage Trust 2016-P4 A4			2.9020	7/10/2049	111,007
746,378	Citigroup Commercial Mortgage Trust 2016-P4 XA (d)			2.0178	7/10/2049	107,622
651,594	COBALT CMBS Commercial Mortgage Trust 2006-C1 AM			5.2540	8/15/2048	651,497
437,992	Colony Mortgage Capital Series 2015-FL3 Ltd. (c,d)			2.4783	9/5/2032	438,626
920,020	COMM 2012-LC4 Mortgage XA Trust (c,d)			2.4799	12/10/2044	77,383
9,770,548	COMM 2013-CCRE12 Mortgage Trust XA (d)			1.5358	10/10/2046	619,250
3,656,278	COMM 2014-CCRE19 Mortgage Trust XA (d)			1.4309	8/10/2047	229,335
100,000	COMM 2014-CCRE20 Mortgage Trust 2014-CR20 C (d)			4.6564	11/10/2047	103,655
563,625	COMM 2014-UBS4 E Mortgage Trust (c)			3.7500	8/10/2047	344,923
644,150	COMM 2014-UBS4 F Mortgage Trust (c)			3.7500	8/10/2047	379,747
1,207,795	COMM 2014-UBS4 G Mortgage Trust (c)			3.7500	8/10/2047	362,393
5,000	COMM 2014-UBS4 V Mortgage Trust (c,d)			-	8/10/2047	-
88,000	COMM 2016-CCRE28 C Mortgage Trust (d)			4.8024	2/10/2049	89,801
996,534	COMM 2016-DC2 XA Mortgage Trust (d)			1.2355	2/10/2049	73,128
53,000	COMM 2016-DC2 C Mortgage Trust (d)			4.7978	2/10/2049	55,130
986,923	Commercial Mortgage Pass Through Certificates 2012-CR3 XA (d)			2.0775	10/15/2045	80,616
280,648	Commercial Mortgage Trust 2006-GG7 AM (d)			5.9505	7/10/2038	280,362
800,000	Commercial Mortgage Trust 2007-GG9 AM			5.4750	3/10/2039	806,596
105,200	Commercial Mortgage Trust 2007-GG9 AMFX			5.4750	3/10/2039	105,990
509,370	Countrywide Commercial Mortgage Trust 2007-MF1 A (c,d)			6.2999	11/12/2043	518,570
75,000	Credit Suisse Commercial Mortgage Trust Series 2006-C5 AM			5.3430	12/15/2039	75,017
250,000	Credit Suisse Commercial Mortgage Trust Series 2007-C2 AM (d)			5.6150	1/15/2049	252,739
650,000	Credit Suisse Commercial Mortgage Trust Series 2007-C4 A1AM (d)			6.1340	9/15/2039	667,759
469,119	Credit Suisse Commercial Mortgage Trust Series 2007-C5 A4 (d)			5.6950	9/15/2040	479,881
1,982,090	CSAIL 2015-C1 Commercial Mortgage Trust XA (d)			1.1051	4/15/2050	115,199
684,000	CSMC Series 2009-RR2 IQB (c,d)			5.6945	4/16/2049	689,339
140,000	CSMC Trust 2015-SAND (c,d)			3.3743	8/15/2030	137,247
89,000	Fannie Mae-Aces A2			2.7020	2/25/2026	93,446
67,000	FHLMC Multifamily Structured Pass Through Certificates A2 (d)			3.3340	8/25/2025	73,761
87,000	FHLMC Multifamily Structured Pass Through Certificates A2			2.9950	12/25/2025	93,456
10,616,502	FHLMC Multifamily Structured Pass Through Certificates X1 (d)			1.3115	3/25/2023	740,977
88,000	FREMF 2016-K54 Mortgage Trust B (c,d)			4.1894	2/25/2026	89,201
664,800	GE Commercial Mortgage Corp. Series 2007-C1 Trust AM (d)			5.6060	12/10/2049	656,890
773,000	GS Mortgage Securities Corp. Trust 2016-ICE2 A (c,d)			2.4543	2/15/2033	776,381
578,540	GS Mortgage Securities Trust 2007-GG10 A4 (d)			5.9882	8/10/2045	587,269
8,287,335	GS Mortgage Securities Trust 2015-GC28 XA (d)			1.3037	2/10/2048	524,860
1,393,225	GS Mortgage Securities Trust 2015-GS1 XA (d)			0.9862	11/10/2048	82,870
1,227,000	GS Mortgage Securities Trust 2016-GS3 XA (d)			1.2854	10/10/2049	112,182
179,446	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (d)			0.6764	5/15/2045	2
147,596	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 AJ (d)			5.4800	5/15/2045	147,952
642,065	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AM			5.3720	5/15/2047	644,046
750,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1 AM (d)			6.1878	2/15/2051	756,506
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM (d)			5.4660	6/12/2047	1,009,324
575,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 AM (d)			5.8823	2/12/2051	595,531
815,400	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 AM (d)			5.4640	1/15/2049	799,389
752,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11 AM (d)			5.9404	6/15/2049	756,989
1,400,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12 AM (d)			6.2068	2/15/2051	1,438,569
556,489	JP Morgan Chase Commercial Mortgage Securities Trust 2008-C2 A4			6.0680	2/12/2051	570,751
895,813	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA(d)			2.0024	5/15/2045	56,592
2,171,002	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (d)			2.1654	10/15/2045	156,719
671,474	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA (d)			1.8372	6/15/2045	41,716
108,300	JP Morgan Chase Commercial Mortgage Securities Trust 2014-DSTY A (c)			3.4289	6/10/2027	111,821
600,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH A (c,d)			1.7243	8/15/2027	599,506
740,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO C (c,d)			2.7743	1/15/2032	737,992
34,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 B (d)			3.4595	8/15/2049	35,052
26,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 C (d)			3.9477	8/15/2049	25,824
999,166	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 XA (d)			2.0202	8/15/2049	139,217
175,000	JP Morgan Commercial Mortgage-Backed Securities Trust 2009-RR2 GEB (c)			5.5430	12/13/2049	175,408
1,829,287	JPMBB Commercial Mortgage Securities Trust 2014-C21 XA (d)			1.2543	8/15/2047	116,021
9,901,148	JPMBB Commercial Mortgage Securities Trust 2014-C25 XA (d)			1.1488	11/15/2047	556,144
939,306	JPMBB Commercial Mortgage Securities Trust 2014-C26 C (d)			1.3177	1/15/2048	55,663
115,000	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA (d)			4.5696	1/15/2048	117,752
127,500	JPMBB Commercial Mortgage Securities Trust 2015-C27 D (c,d)			3.9844	2/15/2048	96,035
1,205,768	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA (d)			1.5168	2/15/2048	88,893
105,000	JPMBB Commercial Mortgage Securities Trust 2015-C32 C (d)			4.8186	11/15/2048	100,518
87,000	JPMBB Commercial Mortgage Securities Trust 2015-C33 C (d)			4.7724	12/15/2048	91,096
86,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 C (d)			4.9049	3/15/2049	91,028
968,000	JPMCC Re-REMIC Trust 2014-FRR1 A707 (c)			4.3470	1/27/2047	957,715
685,000	LB Commercial Mortgage Trust 2007-C3 AM (d)			6.1144	7/15/2044	700,090
102,700	LB Commercial Mortgage Trust 2007-C3 AMFL (c,d)			6.1144	7/15/2044	105,088
166,305	LB-UBS Commercial Mortgage Trust 2006-C7 AM			5.3780	11/15/2038	166,352
486,518	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (c,d)			0.9047	11/15/2038	853
405,431	LB-UBS Commercial Mortgage Trust 2006-C7 XW (c,d)			0.9047	11/15/2038	711
695,000	LB-UBS Commercial Mortgage Trust 2007-C1 AJ			5.4840	2/15/2040	696,573
465,000	LB-UBS Commercial Mortgage Trust 2007-C1 AM			5.4550	2/15/2040	468,609
422,000	LB-UBS Commercial Mortgage Trust 2007-C2 AM (d)			5.4930	2/15/2040	428,760
635,043	LB-UBS Commercial Mortgage Trust 2007-C7 A3 (d)			5.8660	9/15/2045	657,844
640,000	LB-UBS Commercial Mortgage Trust 2007-C7 AJ (d)			6.4538	9/15/2045	643,684
535,000	LMREC 2015-CRE1, Inc. A (c,d)			2.2931	2/22/2032	532,475
44,748	Merrill Lynch Mortgage Trust 2006-C1 AJ (d)			5.5902	5/12/2039	44,728
752,000	Merrill Lynch Mortgage Trust 2007-C1 AM (d)			6.0077	6/12/2050	726,733
130,333	ML-CFC Commercial Mortgage Trust 2006-4 AM			5.2040	12/12/2049	130,269
825,000	ML-CFC Commercial Mortgage Trust 2007-5 AM			5.4190	8/12/2048	831,922
586,721	ML-CFC Commercial Mortgage Trust 2007-7 A4 (d)			5.8100	6/12/2050	596,530
588,999	ML-CFC Commercial Mortgage Trust 2007-9 A4			5.7000	9/12/2049	607,015
886,235	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (c,d)			1.8802	8/15/2045	51,372
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 C			4.0000	12/15/2047	119,914
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 C			4.6356	10/15/2047	131,151
72,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 C (d)			4.6796	10/15/2048	75,469
105,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D (c)			3.0600	10/15/2048	75,200
91,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 C (d)			4.9119	5/15/2049	94,140
1,071,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30 XA (d)			1.4730	9/15/2049	115,679
237,245	Morgan Stanley Capital I, Inc. XLF J (c,d)			0.9543	7/15/2019	233,616
1,117,000	Morgan Stanley Capital I Trust 2007-HQ11 AM (d)			5.4780	2/12/2044	1,122,416
100,000	Morgan Stanley Capital I Trust 2007-HQ11 AJ (d)			5.5080	2/12/2044	98,653
898,000	Morgan Stanley Capital I Trust 2007-IQ13 AM			5.4060	3/15/2044	904,970
1,348,200	Morgan Stanley Capital I Trust 2007-IQ16 AM (d)			6.2549	12/12/2049	1,397,120
450,000	Morgan Stanley Capital I Trust 2007-IQ16 AMA (d)			6.2509	12/12/2049	464,691
418,623	Morgan Stanley Capital I Trust 2011-C1 XA (c,d)			0.6321	9/15/2047	6,569
610,000	Morgan Stanley Capital I Trust 2015-XLF1 D (c,d)			3.5277	8/14/2031	606,175
76,000	Morgan Stanley Capital I Trust 2015-XLF1 AFSC (c,d)			3.5243	8/15/2026	75,981
1,000,000	Morgan Stanley Capital I Trust 2016-UB11 XA (d)			1.8274	8/15/2049	111,656
500,000	Morgan Stanley Re-REMIC Trust 2009-GG10 A4B (c,d)			5.9882	8/12/2045	506,064
769,952	SG Commercial Mortgage Securities Trust 2016-C5 XA (d)			2.1975	10/10/2048	102,739
1,008,668	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (c,d)			2.2200	8/10/2049	82,936
59,198	Wachovia Bank Commercial Mortgage Trust Series 2006-C24 AJ (d)			5.6580	3/15/2045	59,123
698,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C26 AM (d)			6.2853	6/15/2045	702,687
745,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ (d)			5.6320	10/15/2048	742,803
125,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AJ (d)			5.4130	12/15/2043	125,210
700,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AM			5.3830	12/15/2043	706,259
300,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AMFL (c,d)			0.7296	12/15/2043	293,149
350,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 AM (d)			5.5910	4/15/2047	354,688
650,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C32 AMFX (c)			5.7030	6/15/2049	661,685
270,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ (d)			6.1580	2/15/2051	270,452
835,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AM (d)			6.1580	2/15/2051	852,202
524,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C34 AM (d)			5.8180	5/15/2046	541,438
140,000	Wells Fargo Commercial Mortgage Trust 2014-LC16 D (c)			3.9380	8/15/2050	113,617
6,556,147	Wells Fargo Commercial Mortgage Trust 2015-C26 XA (d)			1.4549	2/15/2048	518,490
1,242,281	Wells Fargo Commercial Mortgage Trust 2015-C31 XA (d)			1.2696	11/15/2048	92,416
75,000	Wells Fargo Commercial Mortgage Trust 2015-C31 C (d)			4.7653	11/15/2048	78,145
1,054,155	Wells Fargo Commercial Mortgage Trust 2015-LC20 XA (d)			1.5445	4/15/2050	84,441
60,000	Wells Fargo Commercial Mortgage Trust 2015-LC22 C (d)			4.6907	9/15/2058	62,219
1,209	Wells Fargo Commercial Mortgage Trust 2015-NXS1 XA (d)			1.3339	5/15/2048	83
100,000	Wells Fargo Commercial Mortgage Trust 2015-NXS3 C (d)			4.6384	9/15/2057	96,061
61,000	Wells Fargo Commercial Mortgage Trust 2016-C32 C (d)			4.8783	1/15/2059	59,438
89,000	Wells Fargo Commercial Mortgage Trust 2016-C34 C (d)			5.1974	6/15/2049	93,638
1,000,000	Wells Fargo Commercial Mortgage Trust 2016-LC24 XA (d)			1.7492	10/15/2049	122,220
816,885	WFRBS Commercial Mortgage Trust 2012-C8 XA (c,d)			2.2550	8/15/2045	63,227
978,947	WFRBS Commercial Mortgage Trust 2012-C9 XA (c,d)			2.2821	11/15/2045	81,393
978,110	WFRBS Commercial Mortgage Trust 2014-C21 XA (d)			1.3159	8/15/2047	61,726
5,567,966	WFRBS Commercial Mortgage Trust 2014-C24 XA (d)			1.1192	11/15/2047	309,885
						52,995,064
	COMMERCIAL SERVICES - 0.4%
1,100,000	Adani Ports & Special Economic Zone Ltd.			3.5000	7/29/2020	1,113,856
994,856	ENA Norte Trust			4.9500	4/25/2023	1,034,651
25,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (c)			9.2500	5/15/2023	27,250
65,000	S&P Global, Inc.			4.4000	2/15/2026	72,633
10,000	Team Health, Inc. (c)			7.2500	12/15/2023	10,763
						2,259,153
	COMPUTERS - 0.1%
170,000	Apple, Inc.			1.7000	2/22/2019	171,926
103,000	Apple, Inc.			4.6500	2/23/2046	118,854
20,000	Diamond 1 Finance Corp./ Diamond 2 Finance Corp. (c)			7.1250	6/15/2024	21,997
483,000	Hewlett-Packard Enterprise Co. (c)			2.8500	10/5/2018	492,120
90,000	Hewlett-Packard Enterprise Co. (c)			3.6000	10/15/2020	94,430
5,000	Western Digital Corp. (c)			7.3750	4/1/2023	5,500
						904,827
	COSMETICS / PERSONAL CARE - 0.0% ^
15,000	Revlon Consumer Products Corp.			5.7500	2/15/2021	15,300
5,000	Revlon Consumer Products Corp. (c)			6.2500	8/1/2024	5,163
						20,463
	DISTRIBUTION / WHOLESALE - 0.0% ^
25,000	HD Supply, Inc.			7.5000	7/15/2020	25,965

	DIVERSIFIED FINANCIAL SERVICES - 0.9%
150,000	Air Lease Corp.			3.7500	2/1/2022	157,212
150,000	Ally Financial, Inc.			4.1250	3/30/2020	152,625
380,000	American Express Credit Corp.			1.8000	7/31/2018	382,217
140,000	American Express Credit Corp.			2.2500	8/15/2019	142,858
215,000	American Express Credit Corp.			2.2500	5/5/2021	218,298
150,000	Bantrab Senior Trust			9.0000	11/14/2020	132,000
200,000	Credito Real SAB de CV SOFOM ER (c)			7.2500	7/20/2023	200,750
10,000	Double Eagle Acquisition Sub, Inc. (c)			7.5000	10/1/2024	10,212
200,000	Fondo MIVIVIENDA SA			3.3750	4/2/2019	206,400
600,000	Fondo MIVIVIENDA SA			3.3750	4/2/2019	619,200
914,056	Guanay Finance Ltd.			6.0000	12/15/2020	933,479
410,697	Interoceanica IV Finance Ltd. **			-	11/30/2018	399,916
220,000	National Rural Utilities Cooperative Finance Corp.			2.0000	1/27/2020	222,279
345,000	National Rural Utilities Cooperative Finance Corp.			2.3000	11/15/2019	353,599
414,506	Peru Enhanced Pass-Through Finance Ltd. **			-	5/31/2018	406,755
385,000	Synchrony Financial			3.0000	8/15/2019	394,096
600,000	Tanner Servicios Financieros SA			4.3750	3/13/2018	604,500
						5,536,396
	ELECTRIC - 0.6%
200,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It (c)			7.9500	5/11/2026	213,000
200,000	AES El Salvador Trust II			6.7500	3/28/2023	189,000
175,000	Berkshire Hathaway Energy Co.			6.5000	9/15/2037	240,650
400,000	Colbun SA			6.0000	1/21/2020	446,834
380,000	Duke Energy Corp.			1.6250	8/15/2017	381,133
50,000	Duke Energy Corp.			3.7500	9/1/2046	48,489
105,000	Duke Energy Progress LLC			4.1500	12/1/2044	114,914
200,000	Empresa de Energia de Bogota SA ESP			6.1250	11/10/2021	206,500
100,000	Empresas Publicas de Medellin ESP			7.6250	7/29/2019	113,375
90,000	Exelon Corp.			3.4000	4/15/2026	93,674
45,000	Fortis, Inc. (c)			2.1000	10/4/2021	44,864
200,000	Inkia Energy Ltd.			8.3750	4/4/2021	207,300
450,000	Israel Electric Corp Ltd. (d)			2.6334	1/17/2018	447,499
600,000	Israel Electric Corp Ltd.			5.6250	6/21/2018	633,900
20,000	NRG Energy, Inc. (c)			7.2500	5/15/2026	20,350
65,000	Southern Co.			1.8500	7/1/2019	65,511
600,000	Southern Co.			2.4500	9/1/2018	611,612
						4,078,605
	ENGINEERING & CONSTRUCTION - 0.1%
200,000	Aeropuertos Internacional de Tocumen SA			5.7500	10/9/2023	216,000
200,000	Aeropuertos Dominicanos Siglo XXI SA			9.7500	11/13/2019	209,600
300,000	OAS Financial Ltd.* (c,g)			8.8750	Perpetual	13,500
25,000	SBA Communications Corp. Class A			5.6250	10/1/2019	25,703
						464,803
	ENTERTAINMENT - 0.0% ^
10,000	GLP Capital LP / GLP Financing II, Inc.			5.3750	4/15/2026	10,750
35,000	Scientific Games International, Inc. (c)			7.0000	1/1/2022	37,013
20,000	WMG Acquisition Corp. (c)			6.7500	4/15/2022	21,150
						68,913
	ENVIRONMENTAL CONTROL - 0.0% ^
120,000	Waste Management, Inc.			4.1000	3/1/2045	131,496

	FOOD - 0.5%
20,000	Albertsons Cos LLC / Safeway, Inc./New Albertson's, Inc./ Albertson's LLC (c)			5.7500	3/15/2025	19,950
500,000	Cosan Overseas Ltd.			8.2500	Perpetual	495,000
390,000	General Mills, Inc.			2.2000	10/21/2019	397,988
15,000	JBS USA LLC / JBS USA Finance, Inc. (c)			5.7500	6/15/2025	14,737
95,000	Kraft Heinz Foods Co.			1.6000	6/30/2017	95,192
455,000	Kraft Heinz Foods Co.			2.0000	7/2/2018	459,198
145,000	Kroger Co.			3.4000	4/15/2022	153,808
335,000	Kroger Co.			6.1500	1/15/2020	380,726
300,000	Mondelez International, Inc.			2.2500	2/1/2019	305,156
200,000	Pesquera Exalmar SAA (c)			7.3750	1/31/2020	157,500
200,000	Pesquera Exalmar SAA			7.3750	1/31/2020	157,500
30,000	Pilgrim's Pride Corp. (c)			5.7500	3/15/2025	30,900
10,000	Post Holdings, Inc. (c)			5.0000	8/15/2026	9,950
10,000	TreeHouse Foods, Inc. (c)			6.0000	2/15/2024	10,762
275,000	Tyson Foods, Inc.			3.9500	8/15/2024	296,812
200,000	Want Want China Finance Ltd. (c)			1.8750	5/14/2018	199,259
						3,184,438
	FOREIGN GOVERNMENT - 0.6%
98,368	Dominican Republic International Bond			9.0400	1/23/2018	103,040
500,000	Hungary Government International Bond			4.0000	3/25/2019	524,160
600,000	Instituto Costarricense de Electricidad			6.9500	11/10/2021	636,000
256,000	Mexico Government International Bond			4.0000	10/2/2023	273,536
500,000	Nacional Financiera SNC			3.3750	11/5/2020	518,850
200,000	Panama Government International Bond			5.2000	1/30/2020	221,000
1,200,000	Qatar Government International Bond			2.3750	6/2/2021	1,209,065
500,000	Republic of Poland Government International Bond			5.1250	4/21/2021	565,202
						4,050,853
	FOREST PRODUCTS & PAPER - 0.4%
125,000	Celulosa Arauco y Constitucion SA			5.0000	1/21/2021	134,597
1,000,000	Celulosa Arauco y Constitucion SA			7.2500	7/29/2019	1,132,379
290,000	Georgia-Pacific LLC (c)			3.6000	3/1/2025	308,909
80,000	International Paper Co.			3.0000	2/15/2027	79,907
600,000	Inversiones CMPC SA			4.7500	1/19/2018	614,218
						2,270,010
	GAS - 0.0% ^
100,000	National Gas Co. of Trinidad & Tobago Ltd.			6.0500	1/15/2036	107,000

	HAND / MACHINE TOOLS - 0.0% ^
30,000	Milacron LLC/Mcron Finance Corp. (c)			7.7500	2/15/2021	31,200

	HEALTHCARE - PRODUCTS - 0.2%
325,000	Covidien International Finance SA			6.0000	10/15/2017	340,820
185,000	Thermo Fisher Scientific, Inc.			2.1500	12/14/2018	187,067
245,000	Thermo Fisher Scientific, Inc.			3.3000	2/15/2022	256,744
505,000	Zimmer Biomet Holdings, Inc.			1.4500	4/1/2017	505,254
15,000	Zimmer Biomet Holdings, Inc.			2.7000	4/1/2020	15,327
						1,305,212
	HEALTHCARE - SERVICES - 0.3%
225,000	Aetna, Inc.			1.9000	6/7/2019	227,065
20,000	Anthem, Inc.			1.8750	1/15/2018	20,096
627,000	Anthem, Inc.			2.3000	7/15/2018	635,207
25,000	Centene Corp.			5.6250	2/15/2021	26,500
15,000	HCA, Inc.			5.8750	2/15/2026	15,994
505,000	Laboratory Corp. of America Holdings			2.5000	11/1/2018	513,475
110,000	Laboratory Corp. of America Holdings			4.7000	2/1/2045	119,645
25,000	MPH Acquisition Holdings LLC (c)			7.1250	6/1/2024	26,875
10,000	RegionalCare Hospital Partners Holdings, Inc. (c)			8.2500	5/1/2023	10,325
30,000	Select Medical Corp.			6.3750	6/1/2021	29,512
30,000	Tenet Healthcare Corp.			6.7500	6/15/2023	27,900
						1,652,594
	HOLDING COMPANIES - DIVERSIFIED - 0.1%
650,000	Hutchison Whampoa International 12 Ltd. (d)			6.0000	Perpetual	663,000

	HOME EQUITY ABS - 0.7%
465,660	Bayview Financial Acquisition Trust 2007-A 1A5 (f)			6.1010	5/28/2037	467,178
3,328,888	GSAA Home Equity Trust 2006-18 AF6 (f)			5.6816	11/25/2036	1,726,254
252,437	GSAA Home Equity Trust 2007-10 A1A			6.0000	11/25/2037	213,420
220,769	Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC3 M3 (d)			1.2303	3/25/2035	219,423
2,300,956	Nomura Home Equity Loan Trust Series 2007-1 2A2 (d)			0.6053	2/25/2037	1,851,277
						4,477,552
	HOUSEHOLD PRODUCTS / WARES - 0.0% ^
10,000	Kronos Acquisition Holdings, Inc. (c)			9.0000	8/15/2023	10,306
20,000	Spectrum Brands. Inc. (c)			5.7500	7/15/2025	21,600
10,000	Spectrum Brands. Inc.			5.7500	7/15/2025	10,800
						42,706
	HOUSEWARES - 0.1%
340,000	Newell Brands, Inc.			2.6000	3/29/2019	347,630
35,000	Newell Brands, Inc.			3.1500	4/1/2021	36,465
						384,095
	INSURANCE - 0.1%
320,000	Berkshire Hathaway Finance Corp.			1.7000	3/15/2019	322,937
145,000	Berkshire Hathaway Finance Corp.			1.3000	8/15/2019	145,245
215,000	Liberty Mutual Group, Inc. (c)			6.5000	5/1/2042	267,259
140,000	TIAA Asset Management Finance Co. LLC (c)			2.9500	11/1/2019	144,255
						879,696
	INTERNET - 0.1%
365,000	Amazon.com, Inc.			2.6000	12/5/2019	378,715
50,000	Amazon.com, Inc.			3.8000	12/5/2024	55,421
400,000	Tencent Holdings Ltd.			2.875	2/11/2020	410,674
						844,810
	INVESTMENT COMPANIES - 0.1%
700,000	GrupoSura Finance SA			5.7000	5/18/2021	761,250

	IRON / STEEL - 0.0% ^
20,000	Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (c)			6.3750	5/1/2022	20,250

	LEISURE TIME - 0.0% ^
30,000	NCL Corp. Ltd. (c)			5.2500	11/15/2019	30,300
20,000	Sabre GLBL, Inc. (c)			5.2500	11/15/2023	20,350
20,000	Viking Cruises Ltd. (c)			8.5000	10/15/2022	20,500
						71,150
	LODGING - 0.0% ^
10,000	Hilton Domestic Operating Co, Inc. (c)			4.2500	9/1/2024	10,200
25,000	MGM Resorts International			4.6250	9/1/2026	24,375
15,000	Station Casinos LLC			7.5000	3/1/2021	15,864
						50,439
	MACHINERY - CONSTRUCTION & MINING - 0.1% ^
300,000	Caterpillar Financial Services Corp.			1.7000	6/16/2018	302,160
25,000	Terex Corp.			6.0000	5/15/2021	25,562
						327,722
	MACHINERY - DIVERSIFIED - 0.1%^
355,000	John Deere Capital Corp.			1.6000	7/13/2018	357,049
40,000	John Deere Capital Corp.			1.9500	1/8/2019	40,659
						397,708
	MEDIA - 0.2%
45,000	21st Century Fox America, Inc.			4.7500	9/15/2044	49,281
5,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (c)			5.1250	5/1/2023	5,219
15,000	CCO Holdings, LLC / CCO Holdings Capital Corp.			5.2500	9/30/2022	15,675
25,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. (c)			6.3750	9/15/2020	25,750
150,000	Comcast Corp.			4.4000	8/15/2035	169,897
190,000	Comcast Corp.			5.8750	2/15/2018	201,807
165,000	Comcast Corp.			6.5000	1/15/2017	167,513
10,000	CSC Holdings LLC			5.2500	6/1/2024	9,500
10,000	CSC Holdings LLC (c)			5.5000	4/15/2027	10,225
200,000	Globo Comunicacao e Participacoes S.A. (f)			5.3070	5/11/2022	202,500
10,000	Gray Television, Inc. (c)			5.1250	10/15/2024	9,813
15,000	Gray Television, Inc. (c)			5.8750	7/15/2026	15,112
15,000	Gray Television, Inc.			7.5000	10/1/2020	15,577
15,000	Nexstar Escrow Corp. (c)			5.6250	8/1/2024	15,038
25,000	Sinclair Television Group, Inc. (c)			5.6250	8/1/2024	25,563
30,000	Sirius XM Radio, Inc. (c)			5.3750	7/15/2026	30,825
31,000	TEGNA, Inc. (c)			4.8750	9/15/2021	32,240
400,000	TV Azteca SAB de CV			7.6250	9/18/2020	292,000
						1,293,535
	METAL FABRICATE/HARDWARE - 0.0% ^
5,000	Novelis Corp. (c)			5.8750	9/30/2026	5,119
15,000	Novelis Corp. (c)			6.2500	8/15/2024	15,919
						21,038
	MINING - 0.0% ^
20,000	Lundin Mining Corp. (c)			7.5000	11/1/2020	21,250

	MISCELLANEOUS MANUFACTURING - 0.0% ^
25,000	Gates Global LLC / Gates Global Co. (c)			6.0000	7/15/2022	23,750

	MULTI - NATIONAL - 0.1%
900,000	Banco Latinoamericano de Comercio Exterior SA			3.2500	5/7/2020	920,250

	MUNICIPAL - 0.8%
5,400,000	Commonwealth of Puerto Rico			8.0000	7/1/2035	3,530,250
80,000	New York State Dormitory Authority			5.0000	3/15/2033	96,970
1,405,000	Puerto Rico Commonwealth Government Employees Retirement System			6.2000	7/1/2040	533,900
2,500,000	Puerto Rico Commonwealth Government Employees Retirement System			6.3000	7/1/2043	950,000
70,000	State of California			5.0000	8/1/2033	85,305
						5,196,425
	OFFICE / BUSINESS EQUIPMENT - 0.1%
500,000	Xerox Corp.			2.9500	3/15/2017	502,961

	OIL & GAS - 1.7%
80,000	Apache Corp.			4.7500	4/15/2043	81,741
300,000	Bharat Petroleum Corp Ltd.			4.6250	10/25/2022	327,150
330,000	BP Capital Markets PLC			1.6740	2/13/2018	331,276
30,000	BP Capital Markets PLC			1.6760	5/3/2019	30,117
55,000	BP Capital Markets PLC			3.0170	1/16/2027	55,867
65,000	BP Capital Markets PLC			3.0620	3/17/2022	68,088
20,000	BP Capital Markets PLC			3.1190	5/4/2026	20,438
285,000	Chevron Corp.			1.5610	5/16/2019	286,507
109,000	Chevron Corp.			1.7900	11/16/2018	110,129
800,000	CNOOC Finance 2015 Australia Pty Ltd.			2.6250	5/5/2020	815,206
600,000	CNPC General Capital Ltd.			2.7500	5/14/2019	613,477
300,000	Delek & Avner Tamar Bond Ltd. (c)			3.8390	12/30/2018	312,450
800,000	Delek & Avner Tamar Bond Ltd. (c)			4.4350	12/30/2020	844,000
10,000	Energy XXI Gulf Coast, Inc. (g)			7.5000	12/15/2021	950
20,000	Energy XXI Gulf Coast, Inc. (g)			9.2500	12/15/2017	1,900
254,000	Energy XXI Gulf Coast, Inc. (c,g)			11.0000	3/15/2020	101,600
75,000	EOG Resources, Inc.			4.1500	1/15/2026	81,916
25,000	EPL Oil & Gas, Inc. (g)			8.2500	2/15/2018	3,437
10,000	Extraction Oil & Gas Holdings LLC / Extraction Finance Corp. (c)			7.8750	7/15/2021	10,400
200,000	Indian Oil Corp Ltd.			5.6250	8/2/2021	225,921
600,000	Indian Oil Corp Ltd.			5.6250	8/2/2021	677,762
40,000	Memorial Production Partners LP / Memorial Production Finance Corp.			6.8750	8/1/2022	19,300
35,000	Occidental Petroleum Corp.			3.4000	4/15/2026	36,925
1,350,000	ONGC Videsh Ltd.			3.2500	7/15/2019	1,385,100
250,000	Pacific Exploration and Production Corp. (c)			5.1250	3/28/2023	46,250
150,000	Pacific Exploration and Production Corp.			5.1250	3/28/2023	27,750
200,000	Pacific Exploration and Production Corp. (c)			5.3750	1/26/2019	37,000
350,000	Pacific Exploration and Production Corp.			5.3750	1/26/2019	64,750
5,000	PDC Energy, Inc. (c)			6.1250	9/15/2024	5,175
50,000	Petroleos Mexicanos (d)			2.8975	7/18/2018	50,500
600,000	Petroleos Mexicanos			3.5000	7/18/2018	613,800
150,000	Petroleos Mexicanos			5.5000	2/4/2019	158,175
160,000	Petroleos Mexicanos (c)			6.7500	9/21/2047	160,000
1,000,000	Petronas Global Sukuk Ltd.			2.7070	3/18/2020	1,022,155
5,000	Phillips 66			4.8750	11/15/2044	5,554
75,000	Phillips 66			5.8750	5/1/2042	94,113
250,000	Reliance Holding USA, Inc.			4.5000	10/19/2020	270,199
250,000	Reliance Holding USA, Inc.			5.4000	2/14/2022	281,654
10,000	Sanchez Energy Corp.			6.1250	1/15/2023	8,025
380,000	SandRidge Energy, Inc. (c,g)			8.7500	6/1/2020	136,800
440,000	Shell International Finance BV			1.3750	5/10/2019	438,786
800,000	Sinopec Group Overseas Development 2015 Ltd.			2.5000	4/28/2020	814,067
						10,676,410
	OIL & GAS SERVICES - 0.0% ^
65,000	Schlumberger Holdings Corp. (c)			2.3500	12/21/2018	66,214

	OTHER ABS - 13.0%
750,000	Anchorage Capital CLO 4 Ltd. 2014-4A A1A (c,d)			2.1930	7/28/2026	750,026
500,000	Anchorage Capital CLO 5 Ltd. 2014-5A A (c,d)			2.2801	10/15/2026	503,373
1,000,000	Annisa CLO Ltd. 2016-2 2016-2A B (c)			2.7511	7/20/2028	996,549
1,365,000	Apidos CLO XVI 2013-16A A1 (c,d)			2.1379	1/19/2025	1,365,050
250,000	Apidos CLO XVIII 2014-18A C (c,d)			4.3516	7/22/2026	245,578
250,000	Apidos CLO XVIII 2014-18A D (c,d)			5.9016	7/22/2026	222,750
625,000	Arbor Realty Collateralized Loan Obligation 2015-FL2 Ltd. (c,d)			5.5243	9/15/2025	600,731
695,816	Ares IIR/IVR CLO Ltd. 2007-3RA A2 (c,d)			0.8991	4/16/2021	692,225
720,326	Ares XXX CLO Ltd. 2014-30A A2 (c,d)			1.5456	4/20/2023	717,622
323,618	AVANT Loans Funding Trust 2016-B 2016-B A (c)			3.9200	8/15/2019	325,358
250,000	Babson CLO Ltd. 2013-IA A (c,d)			1.7956	4/20/2025	249,108
2,977,092	Bayview Opportunity Master Fund IIIb RPL Trust 2016-4 A (c,f)			3.4748	7/28/2018	2,977,729
3,462,194	BCAPB LLC Trust 2007-AB1 2007-AB1 A5 (f)			5.1357	3/25/2037	2,672,308
250,000	Birchwood Park CLO Ltd. 2014-1A C2 (c,d)			3.8301	7/15/2026	250,534
90,671	Blue Elephant Loan Trust 2015-1 A (c)			3.1200	12/15/2022	90,598
700,000	Blue Elephant Loan Trust 2015-1 B (c)			5.5600	12/15/2022	697,654
500,000	BlueMountain CLO 2012-1A Ltd. A (c,d)			2.0156	7/20/2023	500,714
1,000,000	BlueMountain CLO 2012-2A Ltd. A1 (c,d)			2.2310	11/20/2024	1,001,500
1,000,000	BlueMountain CLO Ltd. 2014-3A A1 (c,d)			2.1601	10/15/2026	1,000,268
500,000	BlueMountain CLO Ltd. 2014-4A B1 (c,d)			3.2293	11/30/2026	500,434
3,500,000	BlueMountain CLO Ltd. 2015-3A Ltd. A1 (c,d)			2.1756	10/20/2027	3,503,067
623,717	Bluemountain CLO III Ltd. 2007-SA A1B (c,d)			1.1066	3/17/2021	623,016
810,682	Callidus Debt Partners CLO Fund VI Ltd. 6A A1T (c,d)			0.9745	10/23/2021	802,834
250,000	Canyon Capital CLO 2012-1A C (c,d)			3.4801	1/15/2024	251,234
2,730,000	Carlyle Global Market Strategies CLO 2012-2 Ltd. (c,d)			1.9956	7/20/2023	2,733,241
935,000	Carlyle Global Market Strategies CLO 2012-4 Ltd. (c,d)			2.0856	1/20/2025	935,911
1,000,000	Carlyle Global Market Strategies CLO 2015-1 Ltd. (c,d)			2.2256	4/20/2027	1,000,750
102,810	Carlyle High Yield Partners IX Ltd. 2006-9A A1 (c,d)			1.0854	8/1/2021	102,474
35,921	Carlyle High Yield Partners VIII Ltd. 2006-8A A2A (c,d)			1.0510	5/21/2021	35,904
893,639	Carlyle High Yield Partners X Ltd. 2007-10A A1 (c,d)			0.9129	4/19/2022	893,517
748,712	Carlyle High Yield Partners X Ltd. 2007-10A A2A (c,d)			0.9029	4/19/2022	748,627
1,000,000	Catarmaran CLO Ltd. 2015-1A A (c,d)			2.2516	4/22/2027	1,000,574
500,000	CENT CLO 19 Ltd. 2013-19A A1A (c,d)			2.0815	10/29/2025	500,343
5,321	CIFC Funding 2007-I Ltd (c,d)			1.0665	5/10/2021	5,310
376,812	Citi Held For Asset Issuance 2015-PM1 (c)			1.8500	12/15/2021	376,157
2,126,208	Citicorp Residential Mortgage Trust Series 2007-2 (f)			5.4320	6/25/2037	2,191,163
820,734	Citigroup Mortgage Loan Trust 2007-WFHE2 (d)			0.7053	3/25/2037	811,320
213,272	Consumer Credit Origination Loan Trust 2015-1 A (c)			2.8200	3/15/2021	214,696
2,000,000	Consumer Credit Origination Loan Trust 2015-1 B (c)			5.2100	3/15/2021	1,945,904
961,671	Consumer Installment Loan Trust Series 2016-LD1 A (c)			3.9600	7/15/2022	962,323
47,065	Countrywide Asset-Backed Certificates 2005-15 1AF6 (d)			4.2546	4/25/2036	47,846
250,000	Dorchester Park CLO Ltd. 2015-1A C (c,d)			3.8956	1/20/2027	250,616
250,000	Dorchester Park CLO Ltd. 2015-1A D (c,d)			4.2456	1/20/2027	245,147
1,687,500	Eagle I Ltd. 2014-1A A1 (c)			2.5700	12/15/2039	1,672,302
711,336	Eaton Vance CDO VIII Ltd. 2006-8A A (c,d)			1.0670	8/15/2022	705,948
1,000,000	Eaton Vance CDO VIII Ltd. 2006-8A B (c,d)			1.4670	8/15/2022	986,367
250,000	Emerson Park CLO Ltd. 2013-1A C1 (c,d)			3.4301	7/15/2025	250,155
250,000	Flatiron CLO Ltd. 2014-1A C (c,d)			3.9791	7/17/2026	227,361
2,650,000	Galaxy XVIII CLO Ltd. 2014-18A A (c,d)			2.1501	10/15/2026	2,652,268
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. 2013-2A C (c,d)			3.4565	8/1/2025	241,376
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. 2013-2A D (c,d)			4.5565	8/1/2025	219,296
300,000	Halcyon Loan Advisors Funding 2014-1 Ltd. 2014-1A A1 (c,d)			2.2091	4/18/2026	298,539
1,000,000	Jamestown CLO IX Ltd 2016-9A A1B (c,d)			2.3200	10/20/2028	994,900
23,748	JP Morgan Mortgage Acquisition Trust 2007-CH5 A3 (d)			0.6353	5/25/2037	23,654
150,737	LCM IX LP (c,d)			1.8734	7/14/2022	150,735
250,000	LCM XII LP 12A A (c,d)			4.3331	10/19/2022	247,658
250,000	LCM XV LP 15A C (c,d)			3.9254	8/25/2024	250,206
750,000	LCM XVI LP 16A A (c,d)			2.1801	7/15/2026	752,982
1,000,000	Madison Park Funding X Ltd. (c,d)			2.0656	1/20/2025	999,968
250,000	Madison Park Funding XIII Ltd. 2014-13 A D (c,d)			4.0379	1/19/2025	242,688
900,000	Magnetite XII Ltd 2015-12A A (c,d)			2.1801	4/15/2027	901,125
279,065	Mountain View CLO II Ltd. 2006-2A A1 (c,d)			1.1239	1/12/2021	277,573
42,220	MT Wilson Clo II Ltd. 2007-2A A1 (c,d)			0.8946	7/11/2020	42,221
2,393,860	Nationstar HECM Loan Trust 2016-2 2016-2A A (c)			2.2394	6/25/2026	2,397,130
21,520	Nautique Funding Ltd. 2006-1A A1A (c,d)			0.9301	4/15/2020	21,517
250,000	NewMark Capital Funding 2013-1A A2 Ltd. (c,d)			1.9593	6/2/2025	248,343
173,964	OCP CLO Ltd. 2012-2A A2 (c,d)			2.2910	11/22/2023	174,010
598,775	OneMain Financial Issuance Trust 2014-1 (c)			2.4300	6/18/2024	599,284
1,000,000	OneMain Financial Issuance Trust 2015-1 2015-1A A (c)			3.1900	3/18/2026	1,010,186
252,449	Pacific Bay CDO Ltd. 2003-1A A2 (c,d)			1.6808	11/4/2038	245,128
1,000,000	Progress Residential 2016-SFR1 Trust 2016-SFR1 A (c,d)			2.0309	9/17/2033	1,010,867
347,685	RAMP Series 2006-RS4 A3 Trust (d)			0.6953	7/25/2036	344,455
1,000,000	Regatta VI Funding Ltd. 2016-1A X (c,d)			1.6284	7/20/2028	1,001,153
852,093	Sierra Timeshare 2016-2 Receivables Funding LLC 2016-2A A (c)			2.3300	7/20/2033	852,259
1,000,000	Silverado CLO 2006-II Ltd. 2006-2A A1J (c,d)			1.0291	10/16/2020	991,689
500,000	Sound Harbor Loan Fund 2014-1 Ltd. 2014-1A A1 (c,d)			2.2565	10/30/2026	500,600
2,387,219	SpringCastle America Funding LLC 2014-AA A (c)			2.7000	5/25/2023	2,394,966
2,500,000	SpringCastle America Funding LLC 2016-AA A (c)			3.0500	4/25/2029	2,499,904
3,945,119	Symphony CLO VIII LP 2012-8A AR (c,d)			1.9761	1/9/2023	3,947,299
750,000	Symphony CLO XI Ltd. 2013-11A A (c,d)			1.9791	1/17/2025	750,896
250,000	Symphony CLO XI Ltd. 2013-11A C (c,d)			3.8291	1/17/2025	250,062
3,125,000	Venture VII CDO Ltd. 2006-7A A1B (c,d)			1.0256	1/20/2022	3,054,687
1,000,000	Venture XVI CLO Ltd. 2014-16A A1L (c,d)			2.1801	4/15/2026	1,000,749
1,000,000	Venture XVII CLO Ltd. 2014-17A A (c,d)			2.1601	7/15/2026	1,000,749
250,000	Venture XVII CLO Ltd. 2014-17A B2 (c,d)			2.7801	7/15/2026	250,615
1,000,000	Venture XXIII CLO Ltd 2016-23A A (c,d)			2.3048	7/19/2028	1,001,190
1,988,816	VOLT XLVIII LLC 2016-NPL8 A1 (c,f)			3.5000	7/25/2046	1,990,125
1,698,483	VOLT XXII LLC 2015-NPL4 A1 (c,f)			3.5000	2/25/2055	1,699,756
2,791,126	VOLT XXX LLC 2015-NPL1 A1 (c,f)			3.6250	10/25/2057	2,794,596
650,896	Voya CLO 2012-1 Ltd. (c,d)			2.0558	3/14/2022	651,730
751,318	Wasatch Ltd. 06-1A Cl A1B (c,d)			1.0570	11/14/2022	735,866
500,000	Washington Mill CLO Ltd. 2014-1A A1 (c,d)			2.1956	4/20/2026	499,299
124,120	Westwood CDO Ltd. 2006-1X A1 (d)			0.5655	3/25/2021	123,118
112,268	Westwood CDO II Ltd. 2007-2A A1 (c,d)			0.9345	4/25/2022	112,044
250,000	Zais CLO 2 Ltd.2014-2A A1A (c,d)			2.2145	7/25/2026	249,927
						83,083,604
	PACKAGING & CONTAINERS - 0.0% ^
20,000	Berry Plastics Corp.			5.5000	5/15/2022	20,700
20,000	Plastipak Holdings, Inc. (c)			6.5000	10/1/2021	20,750
						41,450
	PHARMACEUTICALS - 0.7%
485,000	AbbVie, Inc.			1.8000	5/14/2018	486,981
149,000	AbbVie, Inc.			4.7000	5/14/2045	160,440
146,000	Actavis Funding SCS			2.3500	3/12/2018	147,505
380,000	AstraZeneca PLC			1.7500	11/16/2018	382,920
75,000	AstraZeneca PLC			2.3750	11/16/2020	77,130
610,000	Cardinal Health, Inc.			1.9500	6/15/2018	615,765
115,000	Eli Lilly & Co			3.7000	3/1/2045	123,639
415,000	Express Scripts Holding Co.			2.2500	6/15/2019	420,934
30,000	Express Scripts Holding Co.			3.4000	3/1/2027	30,170
80,000	Express Scripts Holding Co.			4.5000	2/25/2026	87,747
422,000	McKesson Corp.			1.2920	3/10/2017	422,334
430,000	Mylan, Inc.			2.5500	3/28/2019	435,458
60,000	Mylan NV (c)			2.5000	6/7/2019	60,533
160,000	Mylan NV (c)			3.1500	6/15/2021	163,004
265,000	Shire Acquisitions Investments Ireland DAC			1.9000	9/23/2019	264,864
160,000	Shire Acquisitions Investments Ireland DAC			2.8750	9/23/2023	160,775
167,000	Teva Pharmaceutical Finance Co. BV			2.9500	12/18/2022	171,223
185,000	Teva Pharmaceutical Finance Co. BV			1.7000	7/19/2019	184,581
55,000	Teva Pharmaceutical Finance Co. BV			2.8000	7/21/2023	55,141
15,000	Vizient, Inc. (c)			10.3750	3/1/2024	17,213
						4,468,357
	PIPELINES - 0.3%
25,000	Energy Transfer Equity LP			5.5000	6/1/2027	24,875
145,000	Energy Transfer Partners LP			4.7500	1/15/2026	149,807
130,000	Enterprise Products Operating LLC			3.7000	2/15/2026	133,823
350,000	Kinder Morgan Energy Partners LP			6.0000	2/1/2017	355,060
145,000	Kinder Morgan Energy Partners LP			6.9500	1/15/2038	164,612
142,980	Ras Laffan Liquefied Natural Gas Co. Ltd. II			5.2980	9/30/2020	152,641
20,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. (c)			5.3750	2/1/2027	20,125
300,000	Transportadora de Gas Internacional SA ESP (c)			5.7000	3/20/2022	311,850
500,000	Transportadora de Gas Internacional SA ESP			5.7000	3/20/2022	519,750
30,000	Williams Partners LP / ACMP Finance Corp.			4.8750	3/15/2024	30,321
						1,862,864
	REITS - 0.2%
130,000	Boston Properties LP			4.1250	5/15/2021	141,374
318,000	Boston Properties LP			5.8750	10/15/2019	353,090
30,000	ESH Hospitality, Inc. (c)			5.2500	5/1/2025	29,962
20,000	Equinix, Inc.			5.8750	1/15/2026	21,500
5,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (c)			5.6250	5/1/2024	5,423
280,000	Simon Property Group LP			2.1500	9/15/2017	281,868
55,000	Simon Property Group LP			2.2000	2/1/2019	56,061
145,000	Simon Property Group LP			3.3000	1/15/2026	153,037
15,000	Simon Property Group LP			5.6500	2/1/2020	16,792
						1,059,107
	RETAIL - 0.2%
10,000	Asbury Automotive Group, Inc.			6.0000	12/15/2024	10,300
436,000	CVS Health Corp.			1.9000	7/20/2018	440,219
110,000	CVS Health Corp.			2.8750	6/1/2026	111,630
5,000	Dollar Tree, Inc.			5.7500	3/1/2023	5,381
100,000	Home Depot, Inc.			3.0000	4/1/2026	105,792
55,000	Home Depot, Inc.			3.3500	9/15/2025	59,611
25,000	PetSmart, Inc. (c)			7.1250	3/15/2023	26,188
20,000	Rite Aid Corp. (c)			6.1250	4/1/2023	21,583
25,000	Sally Holdings LLC / Sally Capital, Inc.			5.7500	6/1/2022	26,062
135,000	Wal-Mart Stores, Inc.			4.3000	4/22/2044	158,584
						965,350
	SEMICONDUCTORS - 0.0% ^
70,000	Intel Corp.			4.1000	5/19/2046	74,921
9,000	Lam Research Corp.			2.8000	6/15/2021	9,238
26,000	Lam Research Corp.			3.4500	6/15/2023	26,595
4,000	Microsemi Corp. (c)			9.1250	4/15/2023	4,560
55,000	NVIDIA Corp.			3.2000	9/16/2026	55,433
10,000	NXP BV / NXP Funding LLC (c)			3.8750	9/1/2022	10,475
20,000	NXP BV / NXP Funding LLC (c)			4.1250	6/1/2021	21,425
						202,647
	SOFTWARE - 0.2%
25,000	Activision Blizzard, Inc. (c)			5.6250	9/15/2021	26,085
10,000	Cengage Learning, Inc. (c)			9.5000	6/15/2024	10,175
105,000	Fidelity National Information Services, Inc.			3.6250	10/15/2020	111,370
15,000	First Data Corp. (c)			5.7500	1/15/2024	15,412
15,000	First Data Corp. (c)			7.0000	12/1/2023	15,862
20,000	Infor US, Inc.			6.5000	5/15/2022	20,250
160,000	Microsoft Corp.			1.1000	8/8/2019	159,490
135,000	Microsoft Corp.			4.4500	11/3/2045	153,482
20,000	Open Text Corp. (c)			5.8750	6/1/2026	20,925
175,000	Oracle Corp.			1.9000	9/15/2021	175,444
385,000	Oracle Corp.			2.2500	10/8/2019	394,517
195,000	Oracle Corp.			2.3750	1/15/2019	199,941
165,000	Oracle Corp.			4.1250	5/15/2045	172,819
20,000	Quintiles IMS, Inc. (c)			4.8750	5/15/2023	20,550
15,000	Solera LLC / Solera Finance, Inc. (c)			10.5000	3/1/2024	16,725
30,000	Sophia LP / Sophia Finance, Inc. (c)			9.0000	9/30/2023	31,500
						1,544,547
	STUDENT LOAN ABS - 0.1%
1,013,515	Access Group, Inc. 2007-A B (d)			1.3754	2/25/2037	882,677

	TECHNOLOGY - 0.1%
500,000	AXIATA SPV2 BHD			3.4660	11/19/2020	523,611
116,000	CGCMT 2016-SMPL D			3.4660	11/19/2020	116,163
						639,774
	TELECOMMUNICATIONS - 0.8%
390,000	AT&T, Inc.			2.3000	3/11/2019	396,547
110,000	AT&T, Inc.			3.4000	5/15/2025	113,015
55,000	AT&T, Inc.			4.1250	2/17/2026	59,433
525,000	British Telecommunications PLC			5.9500	1/15/2018	555,406
325,000	Cisco Systems, Inc.			1.4000	9/20/2019	325,284
160,000	Cisco Systems, Inc.			1.8500	9/20/2021	160,960
30,000	CommScope, Inc. (c)			5.0000	6/15/2021	31,050
200,000	Digicel Group Ltd.			7.1250	4/1/2022	152,940
600,000	Digicel Ltd.			7.0000	2/15/2020	573,000
15,000	Embarq Corp.			7.9950	6/1/2036	15,180
20,000	Intelsat Jackson Holdings SA			5.5000	8/1/2023	13,850
10,000	Intelsat Jackson Holdings SA (c)			8.0000	2/15/2024	10,025
25,000	Level 3 Communications, Inc.			5.7500	12/1/2022	26,125
800,000	Ooredoo Tamweel Ltd.			3.0390	12/3/2018	817,016
506,000	Orange SA			2.7500	2/6/2019	519,971
400,000	Telefonica Celular del Paraguay S.A.			6.7500	12/13/2022	414,000
540,000	Verizon Communications, Inc.			2.6250	2/21/2020	555,341
315,000	Verizon Communications, Inc.			4.4000	11/1/2034	333,313
						5,072,456
	TRANSPORTATION - 0.1% ^
30,000	Air Medical Merger Sub Corp. (c)			6.3750	5/15/2023	29,269
150,000	Burlington Northern Santa Fe LLC			4.5500	9/1/2044	173,669
150,000	FedEx Corp.			4.7500	11/15/2045	171,341
10,000	OPE KAG Finance Sub, Inc. (c)			7.8750	7/31/2023	9,475
						383,754
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.5%
226,952	Fannie Mae Pool AL4292 (e)			4.5000	4/1/2026	244,154
810,900	Fannie Mae Pool AS4281 (e)			3.0000	1/1/2035	850,905
1,402,877	Fannie Mae Pool AS4360 (e)			3.0000	1/1/2035	1,472,067
888,810	Fannie Mae Pool AS4645 (e)			3.0000	3/1/2045	924,604
987,383	Fannie Mae Pool AS7661 (e)			3.0000	8/1/2046	1,012,975
99,858	Fannie Mae Pool MA1050 (e)			4.5000	3/1/2042	106,475
1,594,494	Fannie Mae Pool MA2737 (e)			3.0000	9/1/2046	1,658,773
1,220,080	Freddie Mac Gold Pool G08622 (e)			3.0000	1/1/2045	1,269,002
1,395,989	Freddie Mac Gold Pool G08721 (e)			3.0000	9/1/2046	1,451,964
276,588	Freddie Mac Gold Pool N70081 (e)			5.5000	7/1/2038	315,350
						9,306,269
	TREASURY SECURITIES - 8.2%
3,865,589	United States Treasury Inflation Indexed Bonds			0.1250	7/15/2026	3,923,280
985,268	United States Treasury Inflation Indexed Bonds			1.0000	2/15/2046	1,013,475
1,910,000	United States Treasury Note			0.5000	11/30/2016	1,910,938
1,900,000	United States Treasury Note			0.5000	1/31/2017	1,901,112
4,300,000	United States Treasury Note			0.7500	1/31/2018	4,301,254
3,080,000	United States Treasury Note			0.7500	10/31/2017	3,082,165
3,700,000	United States Treasury Note			0.7500	2/28/2018	3,701,154
3,950,000	United States Treasury Note			0.8750	11/30/2017	3,956,382
2,100,000	United States Treasury Note			1.0000	9/15/2017	2,106,481
4,300,000	United States Treasury Note			1.0000	12/31/2017	4,315,493
4,300,000	United States Treasury Note			1.0000	3/15/2018	4,316,628
380,000	United States Treasury Note			1.0000	5/15/2018	381,514
65,000	United States Treasury Note			1.0000	11/30/2019	64,497
1,400,000	United States Treasury Note			1.5000	3/31/2023	1,410,007
3,700,000	United States Treasury Note			1.6250	6/30/2020	3,780,649
1,190,000	United States Treasury Note			1.7500	3/31/2022	1,220,726
155,000	United States Treasury Note			1.8750	11/30/2021	160,104
3,330,000	United States Treasury Note			2.0000	11/30/2020	3,451,751
1,330,000	United States Treasury Note			2.1250	5/15/2025	1,390,474
2,530,000	United States Treasury Note			2.2500	3/31/2021	2,652,447
120,000	United States Treasury Note			2.3750	8/15/2024	127,856
1,115,000	United States Treasury Bond			2.7500	11/15/2042	1,213,782
1,350,000	United States Treasury Bond			3.0000	11/15/2044	1,539,263
						51,921,432

	TOTAL BONDS & NOTES (Cost - $440,359,681)					439,210,365

	SHORT-TERM INVESTMENTS - 10.6%
	U.S. TREASURY BILLS - 10.6%
16,500,000	United States Treasury Bill+ (a)			0.1900	11/10/2016	16,491,543
11,000,000	United States Treasury Bill+ (a)			0.3100	1/5/2017	10,987,680
6,000,000	United States Treasury Bill+ (a)			0.4300	2/2/2017	5,989,563
6,000,000	United States Treasury Bill+ (a)			0.4700	4/27/2017	5,981,071
28,000,000	United States Treasury Bill+ (a)			0.5100	7/20/2017	27,881,334
	TOTAL SHORT-TERM INVESTMENTS (Cost - $67,331,191)					67,331,191

	TOTAL INVESTMENTS - 88.6% (Cost - $557,633,376) (h)					$ 564,829,831
	OTHER ASSETS LESS LIABILITIES - 11.4%					72,747,996
	TOTAL NET ASSETS - 100.0%					$ 637,577,827

	MBS - Mortgage Backed Security
	ABS - Asset Backed Security
	REIT - Real Estate Investment Trust
	REMICS - Real Estate Mortgage Investment Conduits
*	Non-Income bearing.
^	Represents a percentage less than 0.05%
**	Zero coupon security. Payment received at maturity. Rate shown represents rate at date of purchase.
+	Held as collateral for the swap contract.
(a)	All or a portion of these investments is a holding of the AFES Fund Limited.
(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at September 30, 2016.
(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2016, these securities amounted to $120,310,386 or 18.87% of net assets.
(d)	Variable rate security; the rate shown represents the rate at September 30, 2016.
(e)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Freddie Mac and Fannie Mae currently operate under a federal conservatorship.
(f)	Step-Up Bond; the interest rate shown is the rate in effect as of September 30, 2016.
(g)	Security in default.
(h)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $585,378,678 and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:
					Unrealized Appreciation:	$ 19,372,816
					Unrealized Depreciation:	(39,921,663)
					Net Unrealized Depreciation:	$ (20,548,847)

	TOTAL RETURN SWAP CONTRACTS (a)
		Notional		Termination		Unrealized
	Reference Entity	Amount	Interest Rate	Date	Counterparty	Depreciation
	Barclays Bank PLC SWAP	$ 83,257,440	LIBOR + 1.20%	11/9/2016	Barclays Bank, Plc	$ (5,360,846)

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares	INVESTMENTS - 83.9%					Value
	EXCHANGE TRADED FUNDS - 29.7%
	DEBT FUNDS - 16.1%
10,377	iShares iBoxx $ High Yield Corporate Bond ETF					$ 905,497
31,195	iShares iBoxx $ Investment Grade Corporate Bond ETF					3,842,600
155	iShares TIPS Bond ETF					18,056
						4,766,153
	EQUITY FUNDS - 13.6%
4,750	Consumer Discretionary Select Sector SPDR Fund					380,190
35,671	Consumer Staples Select Sector SPDR Fund					1,898,054
76	Financial Select Sector SPDR Fund					1,467
15,906	Health Care Select Sector SPDR Fund					1,146,981
1,993	Real Estate Select Sector SPDR Fund					65,302
6,524	Technology Select Sector SPDR Fund					311,717
4,721	Utilities Select Sector SPDR Fund					231,282
						4,034,993

	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,832,090)					8,801,146

	UNAFFILIATED TRADING COMPANIES ^ - 4.6%
3,344	Denali Global Discretionary Program - Class Denali* (a,b)					246,022
1,830	QMS Diversified Global Macro - Class QMS* (a,b)					433,237
4,453	Three Rock Global Macro Program - Class Three Rock* (a,b)					349,112
5,347	Willowbridge xPraxis Futures Program - Class Willowbridge* (a,b)					322,550
	TOTAL UNAFFILIATEDTRADING COMPANIES (Cost - $1,549,313)					1,350,921

Principal
Amount ($)	STRUCTURED NOTE - 4.4%				Maturity
$ 14,000	Barclays Bank PLC Linked Note (a) * ^
	(Cost - $1,400,000)				1/28/2017	1,295,726

	SHORT-TERM INVESTMENTS - 45.2%
	CERTIFICATES OF DEPOSIT - 5.0%
400,000	Banco Del Estado De Chile			0.4600	10/14/2016	400,000
290,000	The Chiba Bank, Ltd.			0.5400	10/21/2016	290,000
400,000	Sumitomo Mitsui Banking Corporation			0.4700	10/6/2016	400,000
400,000	Sumitomo Mitsui Trust Bank, Ltd.			0.4900	10/14/2016	400,000
						1,490,000
	COMMERCIAL PAPER - 11.6%
435,000	American Honda Finance Corporation			0.4506	10/18/2016	434,908
285,000	Apple, Inc.			0.4105	10/24/2016	284,935
400,000	CIBC World Markets Corp.			0.4005	10/7/2016	399,973
288,000	DCAT, LLC			0.6713	10/5/2016	287,979
285,000	Exxon Mobil Corporation			0.3604	10/18/2016	284,952
470,000	GE Capital Treasury Services (U.S.) LLC			0.3804	10/7/2016	469,970
190,000	National Rural Utilities Cooperative Finance Corp.			0.4406	10/26/2016	189,942
400,000	Victory Receivables Corporation			0.6011	10/6/2016	399,967
432,000	Wal-Mart Stores, Inc.			0.4005	10/11/2016	431,952
250,000	Working Capital Management Co. LP			0.4504	10/6/2016	249,984
						3,434,562
	DISCOUNT AGENCY NOTE - 16.5%
1,556,000	Federal Home Loan Mortgage Corp.			0.2001	10/3/2016	1,555,983
2,079,000	Federal Home Loan Mortgage Corp.			0.4008	12/22/2016	2,077,106
250,000	Federal Home Loan Banks			0.4410	3/24/2017	249,468
1,000,000	Federal Home Loan Banks			0.5264	3/10/2017	997,680
						4,880,237
	U.S. TREASURY BILLS - 12.1%
1,000,000	US Treasury Bill (a) **			0.5100	3/30/2017	997,475
1,100,000	US Treasury Bill (a) **			0.5300	7/20/2017	1,095,338
1,500,000	US Treasury Bill (a) **			0.5500	4/27/2017	1,495,320
						3,588,133

	TOTAL SHORT-TERM INVESTMENTS - (Cost - $13,392,932)					13,392,932

	TOTAL INVESTMENTS - 83.9% (Cost - $25,174,334) (d)					$ 24,840,725
	OTHER ASSETS LESS LIABILITIES - 16.1%					4,760,018
	TOTAL NET ASSETS - 100.0%					$ 29,600,743

ETF	Exchange Traded Fund
^	Global Macro Strategies Ltd.
*	Non-Income producing.
**	Held as collateral for the swap contract.
(a)	All or a portion of these investments are a holding of the AGMS Fund Limited.
(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at September 30, 2016.
(c)	Represents annualized yield at date of purchase for discount securities and coupon for coupon based securities.
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,182,560 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:		$ 17,178
				Unrealized Depreciation:		(2,359,013)
				Net Unrealized Depreciation:		$ (2,341,835)

	LONG FUTURES CONTRACTS
					Notional Value at	Unrealized
Contracts	Issue			Expiration	September 30, 2016	Appreciation/ (Depreciation)
2	Copper Future (a)			December-16	110,525	$ 1,600
3	Corn Future (a)			December-16	50,513	302
3	Live Cattle (a)			October-16	118,680	(6,584)
3	Natural Gas Future (a)			November-16	87,180	(3,448)
1	NY Harbor ULSD Futures (a)			November-16	64,609	928
4	Lean Hogs (a)			October-16	78,440	(13,102)
21	Russell 2000 Mini Future			December-16	2,621,430	(4,076)
34	S&P 500 E-mini Future			December-16	3,672,850	(14,460)
2	US 10YR Note (CBT) Future			December-16	262,250	1,508
3	Wheat (CBT) Future (a)			December-16	60,300	(175)
2	World Sugar #11 (a)			March-17	51,520	(1,429)
	TOTAL UNREALZED DEPRECIATION ON LONG FUTURES CONTRACTS					$ (38,936)

	TOTAL RETURN SWAP CONTRACTS (a)

	Reference Entity	Notional Amount	Interest Rate	Termination Date	Counterparty	Unrealized Depreciation
	Barclays Bank PLC SWAP	$ 3,471,103	LIBOR+1.20%	11/9/2016	Barclays Bank Plc.	$ (70,809)

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares							Value
		INVESTMENTS - 94.4%
		UNAFFILIATED TRADING COMPANIES - 4.7%
16,522		Abraham Diversified Program Class* (a,b)					$ 1,654,237
9,479		Capital Discus Program Class CFM DTP* (a,b)					786,047
32,805		Lynx Trading Program Class* (a,b)					2,253,177
12,016		Quantitative Global Program Class* (a,b)					1,998,503
8,967		Winton Diversified Program Class* (a,b)					2,897,012
	TOTAL UNAFFILIATED TRADING COMPANIES (Cost - $10,284,452)						9,588,976
Principal
Amount ($)					Maturity
		STRUCTURED NOTE - 6.4%
$ 64,000		Barclays Bank PLC Linked Note (a)*			1/28/2017		13,221,898
		TOTAL STRUCTURED NOTE (Cost - $6,400,000)

		SHORT-TERM INVESTMENTS - 83.3%
		CERTIFICATES OF DEPOSIT - 8.9%		Yield (c)
4,900,000		Banco del Estado de Chile		0.4600	10/14/2016		4,900,000
3,260,000		The Chiba Bank, Ltd.		0.5400	10/21/2016		3,260,000
5,240,000		Sumitomo Mitsui Banking Corp.		0.4700	10/6/2016		5,240,000
4,900,000		Sumitomo Mitsui Trust Bank Ltd.		0.4900	10/14/2016		4,900,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $18,300,000)						18,300,000

		COMMERCIAL PAPER - 22.1%
4,893,000		American Honda Finance Corporation		0.4506	10/18/2016		4,891,960
4,317,000		Apple, Inc.		0.4105	10/24/2016		4,316,011
5,000,000		CIBC World Markets Corp.		0.4005	10/7/2016		4,999,667
859,000		DCAT, LLC		0.6713	10/5/2016		858,936
2,426,000		DCAT, LLC		0.6713	10/6/2016		2,425,774
2,000,000		Exxon Mobil Corporation		0.3604	10/18/2016		1,999,660
280,000		GE Capital Treasury Services LLC		0.3402	10/3/2016		279,995
6,900,000		GE Capital Treasury Services LLC		0.3804	10/7/2016		6,899,563
3,200,000		Liberty Street Funding LLC		0.2001	10/3/2016		3,199,964
2,878,000		National Rural Utilities Cooperative Finance Corp.		0.4406	10/26/2016		2,877,121
5,000,000		Victory Receivables Corporation		0.6011	10/6/2016		4,999,583
4,900,000		Wal-Mart Stores, Inc.		0.4005	10/11/2016		4,899,456
2,800,000		Working Capital Management Co. LP		0.4505	10/6/2016		2,799,825
		TOTAL COMMERCIAL PAPER (Cost - $45,447,515)					45,447,515

	DISCOUNT AGENCY NOTES - 41.1%
7,000,000		Fannie Mae Discount Notes		-	10/3/2016		6,999,953
1,500,000		Federal Home Loan Bank		0.0790	10/5/2016		1,499,938
3,300,000		Federal Home Loan Bank		0.2500	12/20/2016		3,297,470
4,175,000		Federal Home Loan Bank		0.2020	11/4/2016		4,173,699
4,200,000		Federal Home Loan Bank		0.1630	10/21/2016		4,198,950
8,000,000		Federal Home Loan Bank		0.2030	11/9/2016		7,996,143
8,000,000		Federal Home Loan Bank		0.3840	3/24/2017		7,982,987
9,399,000		Federal Home Loan Bank		-	10/3/2016		9,398,948
10,000,000		Federal Home Loan Bank		0.1440	10/12/2016		9,998,625
10,000,000		Federal Home Loan Bank		0.3830	3/10/2017		9,976,799
5,000,000		Freddie Mac Discount Notes		0.3230	2/7/2017		4,991,758
9,973,000		Freddie Mac Discount Notes		-	10/3/2016		9,972,889
4,000,000		Freddie Mac Discount Notes		0.2510	12/22/2016		3,996,356
	TOTAL DISCOUNT AGENCY NOTES (Cost - $84,484,515)						84,484,515

		U.S. TREASURIES - 11.2%
5,500,000		U.S. Treasury Bills (a) **		0.4600	11/10/2016		5,497,189
3,000,000		U.S. Treasury Bills (a) **		0.4200	1/5/2017		2,996,640
8,500,000		U.S. Treasury Bills (a) **		0.5100	2/2/2017		8,485,060
6,000,000		U.S. Treasury Bills (a) **		0.5500	4/27/2017		5,981,280
	TOTAL U.S. TREASURIES (Cost - $22,960,169)						22,960,169

	TOTAL SHORT-TERM INVESTMENTS (Cost - $171,192,199)						171,192,199

	TOTAL INVESTMENTS - 94.4% (Cost - $187,876,651) (d)						$ 194,003,073
	OTHER ASSETS LESS LIABILITIES - 5.6%						11,555,431
	TOTAL NET ASSETS - 100.0%						$ 205,558,504

*	Non-Income bearing.
**	Held as collateral for total return swap contracts.
(a)	All or a portion of these investments is a holding of the consolidated AMFS Fund Limited.
(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at September 30, 2016.
(c)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $148,925,532 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

						Unrealized Appreciation:	$ 46,067,832
						Unrealized Depreciation:	(990,291)
						Net Unrealized Appreciation:	$ 45,077,541

	TOTAL RETURN SWAPS CONTRACTS (a)

	Reference Entity	Notional Amount	Interest Rate	Termination Date	Counterparty		Unrealized Depreciation
	Barclays Bank PLC Swap	$ 22,826,853	LIBOR + 1.20%	11/19/2016	Barclays Bank Plc.		$ (685,068)

Altegris Funds
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated portfolio of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options and futures shall be valued at the close price (typically at 4:00 P.M. Eastern Time) on the valuation date. Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Futures Evolution
Assets	Level 1	Level 2	Level 3	Total
Investments
Unaffiliated Trading Companies	$ -	$ 28,876,772	$ -	$ 28,876,772
Structured Note	-	29,411,503	-	29,411,503
Bonds & Notes	-	439,356,523	-	439,356,523
U.S. Treasury Bills	-	67,331,191	-	67,331,191
Total Investments	$ -	$ 564,975,989	$ -	$ 564,975,989
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Swaps	$ -	$ 5,360,846	$ -	$ 5,360,846
Total Liabilities	$ -	$ 5,360,846	$ -	$ 5,360,846

Macro Strategy
Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 8,801,146	$ -	$ -	$ 8,801,146
Unaffiliated Trading Companies		$ 1,350,921	-	$ 1,350,921
Structured Note	-	1,295,726	-	1,295,726
Certificates of Deposit	-	1,490,000	-	1,490,000
Commercial Paper	-	3,434,562	-	3,434,562
Discount Agency Notes	-	4,880,237	-	4,880,237
U.S. Government Treasury Bills	-	3,588,133	-	3,588,133
Total Investments	$ 8,801,146	$ 16,039,579	$ -	$ 24,840,725
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Swaps	$ -	$ 70,809	$ -	$ 70,809
Futures	38,396	-	-	38,396
Total Liabilities	$ 38,396	$ 70,809	$ -	$ 109,205

Managed Futures
Assets	Level 1	Level 2	Level 3	Total
Investments
Unaffiliated Trading Companies	$ -	$ 9,588,976	$ -	$ 9,588,976
Structured Note	-	13,221,898	-	13,221,898
Certificates of Deposit	-	18,300,000	-	18,300,000
Commercial Paper	-	45,447,515	-	45,447,515
Discount Agency Notes	-	84,484,515	-	84,484,515
U.S. Government Treasury Bills	-	22,960,169	-	22,960,169
Total Investments	$ -	$ 194,003,073	$ -	$ 194,003,073
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Swaps	$ -	$ 685,068	$ -	$ 685,068
Total Liabilities	$ -	$ 685,068	$ -	$ 685,068

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The consolidated financial statements of Futures Evolution Strategy Fund with AFES Fund Limited (“AFES”), Macro Strategy Fund with AGMS Fund Limited (“AGMS”) and Managed Futures Strategy Fund with AMFS Fund Limited (“AMFS”) include the accounts of AGMS, AMFS and AFES, collectively the “CFCs’”, as wholly-owned and controlled foreign corporation subsidiaries, in which each Fund may invest up to 25% of its total assets.

The CFCs invest in the global derivatives markets through the use of unaffiliated trading companies. The unaffiliated trading companies are incorporated as exempted companies under the Companies Law of the Cayman Islands on September 8, 2011. The unaffiliated trading companies use one or more "managed futures" programs in one or more private investment vehicles or commodity pools advised by one or more commodity trading advisors (“CTAs”) either registered or exempt for registration with the U.S. Commodity Futures Trading Commission. Managed Futures programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments. The investments in the unaffiliated trading companies are as follows:

CFC	Unaffiliated Trading Company
AFES	Futures Evolution Limited (“FEL”)
AGMS	Global Macro Strategy Limited (“GMSL”)
AMFS	Alternative Strategies Limited (“ASL”)

Altegris Advisors, L.L.C. (the “Advisor”) fair values AFES, AGMS, and AMFS investments daily based on the CTAs’ position information on a next-trading day basis. The Advisor applies current day pricing to the CTAs’ positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from each CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to, reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. The Advisors fair value NAV is back reviewed daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, at September 30, 2016, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price, normally at 4 P.M. Eastern Time on each day the NYSE is open for business.

A summary of the Fund’s investment in AFES as follows:

	Inception Date of AFES	AFES Net Assets at September 30, 2016	% of Total Net Assets at September 30, 2016
AFES	October 31, 2011	$ 137,838,544	21.62%

	Inception Date of AFES	AFES Net Assets at September 30, 2016	% of Total Net Assets at September 30, 2016
AGMS	April 13, 2011	$ 6,996,902	23.64%

	Inception Date of AFES	AFES Net Assets at September 30, 2016	% of Total Net Assets at September 30, 2016
AMES	September1, 2010	$ 47,003,216	22.87%

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser.

Swap Agreements - The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Futures Contracts – The Funds are each subject to equity price risk in the normal course of pursuing their investment objectives. Each Fund may sell futures contracts to hedge against market risk and to reduce return volatility. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Funds may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain a Funds volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Structured Notes – Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation policies. This valuation is a function of the valuation of the reference assets, adjusted for any accruals and financing charges. The change in note value, if any, is recorded as unrealized gain or loss. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

Market Risk: The risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which a Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that a Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in each Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Each Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty Risk: The Funds invest in derivative instruments issued for the Funds by Barclays Bank PLC (“Barclays”), a Barclays Product or other Counterparty’s products, as applicable (the “Product”). If Barclays or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Barclays’ or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: The risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Funds may not be able to quickly liquidate their investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Funds invest in financial instruments and enter into transactions that are denominated in currencies other than their functional currency. Consequently, each Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of each Fund’s assets or liabilities denominated in currencies other than the USD. Each Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arise.

The following is a summary of risk exposure for the unrealized appreciation/(depreciation) of derivative instruments utilized by each fund as of September 30, 2016:

Futures Evolution Strategy Fund
Contract Type	Primary Risk Exposure	Net Unrealized Appreciation/ (Depreciation)
Total Return Swap	Equity	$ (5,360,846)

Macro Strategy Fund
Contract Type	Primary Risk Exposure	Net Unrealized Appreciation/ (Depreciation)
Total Return Swap	Equity	$ (70,809)

Long Futures Contracts	Commodity	$ (21,908)
Long Futures Contracts	Equity	(18,536)
Long Futures Contracts	Interest Rate	1,508
	Total:	$ (38,936)

Managed Futures Strategy Fund
Contract Type	Primary Risk Exposure	Net Unrealized Appreciation/ (Depreciation)
Total Return Swap	Equity	$ (685,068)

The notional value of the derivative instruments outstanding as of September 30, 2016 as disclosed in the Consolidated Portfolios of Investments and the amounts of unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity for the Funds.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 11/25/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 11/25/2016

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 11/25/2016